                                                        SEMI-ANNUAL REPORT

[PHOTO]

                                                      RSI RETIREMENT TRUST

                                                          Core Equity Fund
                                                         Value Equity Fund
                                               Emerging Growth Equity Fund
                                                 International Equity Fund
                                                Actively Managed Bond Fund
                                               Intermediate-Term Bond Fund
                                                Short-Term Investment Fund



                                MARCH 31, 2001



                                    [LOGO]

                                BROKER/DEALER:
                              RETIREMENT SYSTEM
                              DISTRIBUTORS INC.

                              317 MADISON AVENUE
                           NEW YORK, NY 10017-5201
                                 800-772-3615

                               www.rsgroup.com

TABLE OF CONTENTS
------------------------------------------------------

President's Message..............................    1
Investment Review................................    2
Combined Financial Statements....................    9
    Financial Statements of Investment Funds.....   11
    Core Equity Fund.............................   11
    Value Equity Fund............................   15
    Emerging Growth Equity Fund..................   19
    International Equity Fund....................   23
    Actively Managed Bond Fund...................   29
    Intermediate-Term Bond Fund..................   37
    Short-Term Investment Fund...................   44
Notes to Financial Statements....................   48
Officers, Consultants, Investment Managers,
  Custodian, Distributor, Transfer Agent,
  Independent Auditors, Counsel..................   65
Board of Trustees................................   66

[LOGO]
is a registered trademark of Retirement System Group Inc.

This Semi-Annual Report is unaudited.

THE INFORMATION CONTAINED HEREIN SHALL NOT BE CONSTRUED TO BE OR CONSTITUTE AN OFFER OR SOLICITATION OF AN OFFER TO BUY UNITS IN THE RSI RETIREMENT TRUST. SALES OF UNITS IN THE TRUST MAY BE MADE ONLY IN THOSE STATES WHERE SUCH UNITS ARE EXEMPT FROM REGISTRATION OR HAVE BEEN QUALIFIED FOR SALE. TOTAL RETURNS ARE BASED ON HISTORICAL RESULTS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. FUTURE PERFORMANCE AND UNIT NET ASSET VALUE WILL FLUCTUATE SO THAT UNITS, IF REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

PRESIDENT'S MESSAGE
                 To Our Unitholders:

                 It has been an excellent time for most bond investments. The RSI Retirement Trust's (the "Trust") Actively Managed Bond Fund returned 9.62% for the 6 months and 13.87% for the 12 months ended March 31, 2001. The Trust's Intermediate-Term Bond Fund returned 6.54% for the 6 months and 11.17% for the 12 months ended March 31, 2001. Most common stock investments, however, suffered throughout these periods. All four of the Trust's equity funds had negative returns for the 6 months ended
                 March 31, 2001, ranging from -0.90% to -37.09%. For the 12 months ended March 31, 2001, returns for three of the four funds ranged from -22.32% to -40.01%. Only the Value Equity Fund reflected a positive (5.74%) return for that time period.

                     The downturn in the equity markets reminds us of the
                 importance of diversifying assets among several types of investments. For example, assets can be classified in broad terms like stocks, bonds and cash. Stocks can be sub-divided further into large-cap, small-cap, growth, value, international, etc. Likewise, bonds can be sub-divided into short-, intermediate- and long-term, tax-free, high-yield, convertible and international groupings.

                     Historically, we can see that not all asset classes move up and down at the same time. When equities are riding high, the bond market may be down, and vice versa. Some asset classes may have big gains one year and big losses the next. By diversifying your assets, you set up a check and balance system within your portfolio that contains losses and accentuates the gains.

                     Fortunately, for those of us who are unsure as to how to
                 diversify our assets, the Trust provides several ready-made options. Some of these include the Trust's program for Pension Plans which offers two asset allocated categories that are based on specific risk tolerances, conservative and positive risk. These returned -5.12% and -9.28% for the 6 months and -4.03% and -8.98% for the 12 months ended March 31, 2001, respectively. Three similar asset allocation funds are also offered in 401(k) programs using the Trust's funds. Over time, disciplined asset allocation techniques can soften volatility and safeguard your assets for the future.

                     On behalf of the Board of Trustees, I thank our unitholders for choosing RSI Retirement Trust to help you meet your retirement savings objectives. If you have any questions, please feel free to call me at 212-503-0101.

                                               /s/ William Dannecker
                                               William Dannecker
                                               President & Trustee
                                               May 15, 2001

INVESTMENT REVIEW

                 EQUITY MARKET ENVIRONMENT

                 In the fiscal year 2000 Annual Report, it was noted that the equity markets became increasingly volatile as investors' concerns about interest rates, inflation and corporate profits continued to cloud the economic outlook. These concerns became more pronounced as fiscal year 2001 progressed. Economic growth, as measured by Gross Domestic Product (GDP), was in a downward spiral, declining from 2.2% for the third quarter 2000 to 1.0% for the fourth quarter 2000, and a first quarter 2001 average forecast of 0.7% (based on Bloomberg's survey of 44 economists' forecasts ranging from -1.2% to 3.0%). With more pronounced economic uncertainty and stronger signs of a recession, the Federal Reserve lowered the Fed Funds rate by 50 basis points to 6.00% and the Discount rate to 5.50% in a surprise move on January 3, 2001. This action only provided a short-term positive blip in the equity markets before investor sentiment soured again. On January 31st the Fed lowered these two rates by an additional 50 basis points, respectively. In February, Federal Reserve Chairman Alan Greenspan presented his views to the Senate and the Financial Services Committee. He reaffirmed his assessment that U.S. economic risks remain skewed towards inadequate growth despite interest rate cuts in January. The Federal Reserve, in further attempts to jump-start the economy, lowered both the Fed Funds rate and the Discount rate by an additional 50 basis points on March 20th and April 18th. (On April 27, 2001, the economy received a lift as the estimated first quarter GDP was reported at 2.0% exceeding the consensus.)

                     Earnings disappointments versus Wall Street estimates
                 became increasingly more frequent, which only added to stock market uncertainty and increased volatility. Despite the absence of inflation for the six-months ended March 31, 2001, the majority of equity indices reflected sizable double-digit negative returns with the NASDAQ (over-the-counter) Composite leading the way, down 49.9%. Technology stocks were hit the hardest across the small-, mid- and large-cap growth stocks spectrum with the Russell 2000 Growth Index (a representative index for small-cap growth stocks) down 32.3% for the period. (The technology segment of this index was down nearly 50%). Mid- to large-cap growth stocks, as reflected by the Russell 1000 Growth Index, declined 37.8%. The broader equity market, as represented by the S&P 500 Index (which was helped by the value-oriented stocks within the index) was down 18.8%. In periods of uncertainty, value-oriented stocks tend to perform well, in relative terms, and the most recent six-month period was no exception, with the Russell 2000 Value Index (small-cap value stocks) up 9.1% followed by the Russell 1000 Value Index (mix of mid- to large-cap value stocks) down marginally at -2.5%.

                     Non-U.S. stocks, as measured by the MSCI EAFE Index,
                 reflected a respectable relative performance versus the U.S. equity markets for the fourth quarter 2000 (the first quarter of fiscal year 2001) at -2.7% versus -7.8% for the S&P 500, but was in a retreat mode which continued throughout the first quarter 2001 with the MSCI EAFE Index down 13.7%. During the fourth quarter, the brightest spot was in Switzerland with its MSCI index (an index laden with pharmaceutical and financial stocks) leading the way with a return of 14.9% (local currency terms) while Japan was the laggard for the quarter with the local MSCI Index falling 15.2%. Europe was the only bright spot for investors over the fourth quarter, assisted by the Eurodollar's year-end rally. Major markets within the Euro zone like Italy, Germany and France all recorded positive performance during the period. However, for the first quarter, the MSCI Europe ex-UK Index declined 16.9% during the quarter with major markets such as France and Germany falling by double digits. For the 1st Quarter 2001, the best performing market was Austria where the MSCI index returned 4.5%. Finland was the quarter's largest loser with the MSCI index down 42.0%. For the six-months ended March 31, 2001, the MSCI EAFE Index declined 16.0%.

                     In view of the market environment discussed above, all of
                 the Trust's equity funds experienced negative results for the six-months ended March 31, 2001. The large-cap Value Equity Fund was the best performing equity discipline for the Trust with a return of -0.90% versus the market, the Russell 1000 Value Index return of -2.46%. The International Equity Fund was down 14.54% for the period, but compared favorably with MSCI EAFE Index, which declined 16.03%. The large-cap Core Equity Fund experienced a -22.62% return for the period and trailed the S&P 500 Index, which returned -18.75%. The Trust's small-cap growth discipline, the Emerging Growth Equity Fund, reflected the most severe result for the recent six-month period, down 37.09%. The return was impacted by the Fund's overweighting in technology holdings vis-a-vis the market, as represented by the Russell 2000 Growth Index, which returned -32.34%. (For the same period last year -- six-months ended March 31, 2000, this Fund returned 70.2% vs. 45.8% for the Russell 2000 Growth Index.)

                 CORE EQUITY FUND

                 The Core Equity Fund returned -22.62% for the six-months ended March 31, 2001, compared to the -19.54% return of the Lipper Large-Cap Core Funds Average, its performance benchmark. For the one-year period ended March 31, 2001, the Core Equity Fund was down 22.83%, while the Lipper benchmark declined 22.12% for the same period. Over the longer term (10 and 15 years ended March 31, 2001), the Fund reflected annualized returns of 12.99% and 12.50%, respectively, and compared favorably versus its benchmark results of 12.24% and 11.73% per annum for both periods.

                     The Core Equity Fund's fifteen-year annualized return of
                 12.50% was achieved while exhibiting less risk (as measured by standard deviation) than the overall market, as represented by the S&P 500. The standard deviation of return for the Fund was 14.99% versus 15.33% for the Index annualized, over the fifteen-year period.

                 VALUE EQUITY FUND

                 The Value Equity Fund was close to break-even with a return of -0.90% for the fiscal year-to-date ended March 31, 2001, and nicely outperformed the -5.45% return of its performance benchmark, the Lipper Large-Cap Value Funds Average. For the one-year period ended March 31, 2001, Value Equity returned 5.74%, exceeding the Lipper benchmark's return of -3.90% by a substantial margin. With this performance, the Value Fund ranked in the top 13% of its Lipper grouping (35th out of 275 funds).

                     For the five-years ended March 31, 2001 the Value Equity
                 Fund recorded an annualized return of 18.84% compared to the 11.78% annualized return of its benchmark. This performance placed it in the top 2% (2nd out of 134 funds) of its Lipper grouping. (It should be noted that Retirement System Investors commenced managing the Fund on April 1, 1995, or six-years ended March 31, 2001. For this period, the Fund's annualized return was 20.52%, substantially outperforming its Lipper benchmark, which reflected an annual return of 14.71%.) For the longer time periods, the Fund also outperformed its Lipper benchmark. For the ten- and fifteen-years ended March 31, 2001, Value, with annualized returns of 15.11% and 12.96%, respectively, compared favorably with the Lipper Large-Cap Value Funds Average of 13.04% and 12.29% per annum respectively for these two periods.

                 EMERGING GROWTH EQUITY FUND

                 The Emerging Growth Equity Fund returned -37.09% for the six-months ended March 31, 2001, and trailed its benchmark, the Lipper Small-Cap Growth Funds Average, which returned -30.61%. For the one-year period ended March 31, 2001, the Fund reflected a -40.01% return versus its Lipper benchmark return of -33.74% for this period. The Fund reflected an annualized return of 14.24% for the ten-year period ended March 31, 2001, compared to the 12.14% return of its benchmark. For this ten-year period, the Fund ranked in the top 25% of its Lipper grouping (7th out of 28 funds). Longer term, fifteen-years ended March 31, 2001, the Emerging Growth Equity Fund achieved an annual return of 11.89%, surpassing the benchmark's annual return of 10.44% and ranked in the top third of the Lipper Small-Cap Growth Funds Grouping (4th out of 13 funds).

                 INTERNATIONAL EQUITY FUND

                 The International Equity Fund's return for the six-month period ended March 31, 2001 was -14.54%, while the Lipper International Funds Average, the Fund's performance benchmark, returned -18.15%. For the one-year period ended March 31, 2001, the Fund returned -22.32% and outperformed its Lipper benchmark's return of -27.86%. For this period, the Fund achieved a 77th percentile ranking in its Lipper benchmark grouping (159th out of 703 funds). For the longer time periods (five-, ten- and fifteen-years ended March 31, 2001), the Fund underperformed its Lipper benchmark.

                     Although the International Equity Fund's fifteen-year
                 annualized return of 7.72% trailed the Lipper International Funds Average for this period, the return was achieved with appreciably less risk (as measured by standard deviation) than the market, represented by the MSCI EAFE Index. The annualized standard deviation of return for the Fund was 15.13 versus
                 17.95 for the index over this time period.

                 FIXED-INCOME MARKET ENVIRONMENT

                 As fiscal year 2001 progressed in the fourth quarter of 2000, Treasuries soared on optimism that the Federal Reserve would ease rates in 2001. The benchmark 10-year Treasury yield fell to 5% near the end of 2000 from 5.79% at September 31, 2000, the lowest level since April 1999. During the quarter the spread between the 10yr note & the 30yr bond rose 27 basis points to reach 35 basis points at year-end. Yields for the period declined across the curve, most notably in the intermediate sector; and long duration bond funds achieved strong gains for the quarter (the Lehman Brothers Aggregate Bond Index returned 4.21% for this period).

                     As noted under the Equity Funds commentary, the Federal
                 Reserve immediately commenced easing in the new year (second quarter of fiscal year 2001), with a 50 basis point reduction on January 3rd for both the Fed Funds rate and the Discount rate. Subsequently, the Fed made three additional 50 basis point rate reductions on January 31st, March 20th and April 18th. All these moves were made in an attempt to help revitalize growth in the U.S. economy, but realization of the rate reductions regarding renewed economic growth will take time to work through the system.

                     The yield curve steepened during the first quarter as short to intermediate yields declined more than yields at the long end of the curve. At March 31, 2001, U.S. Treasuries reflected the following changes; three-month Treasury Bills decreased by 161 basis points since year end, six-month Bills decreased by 157 basis points, one-year decreased 125 basis points, the two-year declined by 92 basis points, the five-year declined by 42 basis points, the ten-year declined by 20 basis points and the thirty year remained essentially unchanged at 5.44% vs. 5.46% at year-end. Spread sectors generally outperformed during the first quarter, and the option-adjusted spread (OAS) for both investment grade and high yield corporates declined steadily; however, the spread tightening in those markets was completed by early February and increased during the remainder of the quarter. Mortgage spreads increased after a late-quarter drop in implied volatility pushed the OAS back to relatively high levels. Short- to intermediate-term bonds performed well as yields fell more in the shorter portion of the curve and the Lehman Brothers Government-Intermediate Bond Index returned 3.00% for the first quarter.

                     Although interest rates declined during the quarter ending
                 March 31, 2001, inflation remained rather tame, which is consistent with a cooling economy. U.S. consumer prices rose only 0.1% in March and 3.0% year-on-year through March 31st. The core Consumer Price Index (which excludes changes in energy and food prices) rose only 0.2% in March and 2.7% during the last 12 months.

                     For the first six-months of fiscal year 2001, fixed-income total returns (interest plus price changes), as measured by the Lehman Brothers Aggregate Bond Index, were most rewarding, up 7.37%. For the short- to intermediate-term securities (represented by the Lehman Brothers Government-Intermediate Bond Index), the results were equally strong at 7.09%. Cash equivalent-type investments (90-Day Treasury Bills), ended the fourth quarter 2000 with a return of 1.47% and declined during the first quarter, as short rates contracted, with a return of 1.18%; and 2.67% for the trailing six months.

                 INTERMEDIATE-TERM BOND FUND

                 For the six-month period ended March 31, 2001, the Intermediate-Term Bond Fund returned 6.54%, compared to the 5.84% return of its benchmark, the Lipper Short-Intermediate (one- to five-years maturity) U.S. Government Funds Average. For the one-year period ended March 31, 2001, the Fund returned
                 11. l7% and outperformed its benchmark return by 103 basis points and ranked in the top 19% of its Lipper grouping (17th out of 81 funds). For the five-year period ended March 31, 2001, the Fund returned 6.33% per year, while the benchmark achieved a 5.86% annualized return. For this period, the Fund achieved a first quartile ranking in its Lipper grouping. For the longer time periods (ten- and fifteen-years ended

                 March 31, 2001), the Fund reflected annualized returns of 6.71% and 7.24%, respectively, and compared favorably with the 6.50% and 7.04% returns of the Lipper Short-Intermediate (one- to five-years maturity) U.S. Government Funds Average for these periods.

                     The Intermediate-Term Bond Fund continues to emphasize
                 quality of holdings, with over 93% in U.S. Government and other AAA-rated securities. At March 31, 2001, the average maturity and average duration of all portfolio holdings was 3.8 years and 2.7 years, respectively, versus 4.4 years and 3.2 years, respectively, at the start of fiscal year 2001.

                 ACTIVELY MANAGED BOND FUND

                 The Actively Managed Bond Fund returned 9.62% for the six-months ended March 31, 2001, and significantly outperformed its benchmark, the Lipper U.S. Government Bond Funds Average, which returned 6.98% for the period. For the one-year period ended March 31, 2001 the Fund returned 13.87%, while its benchmark returned 11.41%. For this period, the Fund ranked in the top 5% in its Lipper grouping (7th out of 169 funds). With an annualized return of 7.41% for the five-years ended
                 March 31, 2001, the Fund outpaced the benchmark, which returned 6.48%. This performance put the Fund in the top 10% of its Lipper grouping (11th out of 119 funds). For the longer term periods (10- and 15-years ended March 31, 2001), the Fund reflected annualized returns of 7.91% and 7.49%, respectively, versus the benchmark annual returns of 7.08% and 7.01%. For both periods, the Fund achieved first quartile rankings in its Lipper grouping (6th out of 45 funds for ten years and 6th out of 26 funds for 15 years).

                     The Fund continues to emphasize quality of holdings, with
                 more than 94% in U.S. Government and other AAA-rated securities. At March 31, 2001, the average maturity and average duration of portfolio holdings was 9.5 years and 6.5 years, respectively, compared to 9.6 years and 6.6 years, respectively, at the start of fiscal year 2001.

                 SHORT-TERM INVESTMENT FUND

                 For the six-months ended March 31, 2001, the Short-Term Investment Fund posted a return of 3.30%, versus the 2.74% return of the Lipper Money Market Funds Average (a representative benchmark). For one-year ended March 31, 2001, the Fund returned 6.69%, which compared favorably with the return of the Lipper benchmark of 5.68%. The Fund achieved a 5.10% annual return for the five-year period ended March 31, 2001, which compared favorably with the 5.01% return of its Lipper benchmark. For the fifteen-years ended March 31, 2001, the Fund produced an annual return of 5.45%, in line with the Lipper benchmark's annualized return of 5.44%.

                     The Short-Term Investment Fund continues to emphasize
                 quality of holdings, with 75% in U.S. Government securities, 17.2% in A1/P1 or higher rated commercial paper, 3.3% in AA-rated securities and 4.5% in A-rated issues. The average maturity of portfolio holdings at the start of fiscal year 2001 was 273 days trending upward to 285 days at December 31, 2000 and declining sharply to 157 days at March 31, 2001 as lower rates prompted the early redemption of higher coupon callable Agencies.

                                          EQUITY FUNDS
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 2001
                 ---------------------------------------------------------------

                                                                                  Annualized
                                                                    ---------------------------------------
                                               6 Months   1 Year    3 Years   5 Years   10 Years   15 Years
                                               --------   -------   -------   -------   --------   --------
                        CORE EQUITY FUND       (22.62)%   (22.83)%    1.50%   12.29%     12.99%     12.50%
                        Lipper Large-Cap Core
                         Funds Average(2)      (19.54)    (22.12)     1.88    11.64      12.24      11.73
                        VALUE EQUITY FUND       (0.90)      5.74     10.67    18.84      15.11      12.96
                        Lipper Large-Cap
                         Value Funds
                         Average(2)             (5.45)     (3.90)     2.29    11.78      13.04      12.29
                        EMERGING GROWTH
                         EQUITY FUND           (37.09)    (40.01)     0.51     7.23      14.24      11.89
                        Lipper Small-Cap
                         Growth Funds
                         Average(2)            (30.61)    (33.74)     2.09     8.40      12.14      10.44
                        INTERNATIONAL EQUITY
                         FUND(3)               (14.54)    (22.32)     0.34     3.92       6.19       7.72
                        Lipper International
                         Equity Funds
                         Average(3)            (18.15)    (27.86)    (0.15)    4.95       7.15       9.02

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 3. The International Equity Fund was started on May 1, 1984. The inception date for all other funds was January 1, 1983.
                 ---------------------------------------------------------------

                                       FIXED-INCOME FUNDS*
                                  NET INVESTMENT PERFORMANCE(1)
                                FOR PERIODS ENDED MARCH 31, 2001
                 ---------------------------------------------------------------

                                                                                 Annualized
                                                                   ---------------------------------------
                                               6 Months   1 Year   3 Years   5 Years   10 Years   15 Years
                                               --------   ------   -------   -------   --------   --------
                        ACTIVELY MANAGED BOND
                         FUND                   9.62%     13.87%    6.79%     7.41%     7.91%      7.49%
                        Lipper U.S.
                         Government Bond
                         Funds Average(2)       6.98      11.41     5.84      6.48      7.08       7.01
                        INTERMEDIATE-TERM
                         BOND FUND              6.54      11.17     6.11      6.33      6.71       7.24
                        Lipper Short-
                         Intermediate
                         (1 to 5 year
                         maturity) U.S.
                         Government Funds
                         Average(2)             5.84      10.14     5.62      5.86      6.50       7.04
                        SHORT-TERM INVESTMENT
                         FUND                   3.30       6.69     5.27      5.10      4.50       5.45
                        Lipper Money Market
                         Funds Average(2)       2.74       5.68     5.04      5.01      4.58       5.44

                 * The inception date for all fixed-income funds was January 1, 1983.

                 1.  All performance results shown are net of management fees and all related expenses, unless otherwise footnoted.
                 2.  Lipper Inc. (a Reuters company) is an independent reporting service that measures the performance of most U.S. mutual
                     funds. The performance results reflect an unmanaged index and are net of all expenses other than sales charges and redemption fees.
                 ---------------------------------------------------------------

COMBINED FINANCIAL STATEMENTS
             RSI RETIREMENT TRUST
                 Combined Statement of Assets and Liabilities     March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $522,162,056)--Note 2(A)                                 $595,222,966
                          Receivable for investments sold                               538,014
                          Receivable for units sold                                     198,463
                          Dividends and interest receivable                           2,008,065
                          Unrealized depreciation on forward currency
                          contracts--Note 6                                              73,036
                          Reclaims receivable                                            72,324
                          Other assets                                                  125,751
                                                                                   ------------
                                                                                    598,238,619
                        LIABILITIES:
                          Payable for investments purchased            $5,630,476
                          Payable for units redeemed                       89,631
                          Payable for investment managers                 254,701
                          Unrealized depreciation on forward currency
                          contracts--Note 6                                 1,086
                          Accrued expenses and other payables             543,025     6,518,919
                                                                       ----------  ------------
                        NET ASSETS--Note 5                                         $591,719,700
                                                                                   ============

                 Combined Statement of Operations Six Months Ended March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends (net of foreign withholding tax
                            of $35,067)                                $1,854,321
                            Interest                                    9,426,239
                            Securities Lending                             62,755
                                                                       ----------
                               Total Income                                        $11,343,315
                          Expenses:
                            Investment managers' fees--Note 3(A)        1,770,674
                            Shareholder servicing fees and
                            expenses--Note 3(B)                         1,448,835
                            Custodian fees and expenses                    90,813
                            Legal and auditing fees                        80,615
                            Consultant fees                                50,696
                            Trustees' fees and expenses--Note 3(C)        108,647
                            Printing and Postage                           57,594
                            Insurance                                      36,616
                            Other                                         127,232
                                                                       ----------
                               Total Expenses                           3,771,722
                               Less fees paid indirectly--Note 4          (11,169)
                               Less expense reimbursement--Note 3(A)      (66,807)
                                                                       ----------
                               Net Expenses                                          3,693,746
                                                                                   -----------
                        INVESTMENT INCOME--NET                                       7,649,569
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS AND FOREIGN
                          CURRENCIES--Note 4:
                          Net Realized gain on:
                            Investments                                 3,849,352
                            Foreign currency transactions                 118,488
                                                                       ----------
                                                                        3,967,840
                                                                       ----------
                          Unrealized appreciation (depreciation) on:
                            Investments                                (86,089,168)
                            Foreign currency translations of other
                            assets and liabilities                         58,024
                                                                       ----------
                                                                       (86,031,144)
                                                                       ----------
                        NET REALIZED AND UNREALIZED (LOSS) ON
                          INVESTMENTS                                              (82,063,304)
                                                                                   -----------
                        NET (DECREASE) IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $(74,413,735)
                                                                                   ===========

                   See Notes to Financial Statements

                 Combined Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                  ENDED
                                                                                 3/31/01       YEAR ENDED
                                                                               (UNAUDITED)       9/30/00
                                                                               ------------   -------------
                        INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                               $  7,649,569   $  16,584,932
                          Net realized gain                                       3,967,840      76,395,855
                          Net unrealized appreciation (depreciation)            (86,031,144)      8,831,107
                                                                               ------------   -------------
                          Net increase (decrease) in net assets resulting
                          from operations                                       (74,413,735)    101,811,894
                                                                               ------------   -------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                    61,082,444     206,857,722
                          Value of units redeemed                               (64,684,604)   (297,632,173)
                                                                               ------------   -------------
                          Net (decrease) in net assets resulting from capital
                          transactions                                           (3,602,160)    (90,774,451)
                                                                               ------------   -------------
                          Net increase (decrease)                               (78,015,895)     11,037,443
                        NET ASSETS at beginning of period                       669,735,595     658,698,152
                                                                               ------------   -------------
                        NET ASSETS at end of period                            $591,719,700   $ 669,735,595
                                                                               ============   =============

                   See Notes to Financial Statements

FINANCIAL STATEMENTS OF INVESTMENT FUNDS
             CORE EQUITY FUND
                 Statement of Investments
                 March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
 COMMON STOCKS        89.9%
             BEVERAGES & TOBACCO           0.4%
   13,000    Anheuser-Busch Cos.,
               Inc.(a)                           $    597,090
                                                 ------------
             BROADCASTING &
               PUBLISHING                  0.1%
    3,000    AOL Time Warner, Inc.*                   120,450
                                                 ------------
             BUILDING PRODUCTS             0.2%
   91,500    Armstrong Holdings,
               Inc.*(a)                               370,575
                                                 ------------
             COMPUTER SOFTWARE &
               PERIPHERALS                 1.4%
   44,000    BMC Software, Inc.*(a)                   946,000
   41,875    Computer Associates
               International, Inc.                  1,139,000
    8,969    McDATA Corp.*                            168,169
                                                 ------------
                                                    2,253,169
                                                 ------------
             COMPUTER SYSTEMS              9.7%
  243,700    EMC Corp.*                             7,164,780
   64,400    Hewlett-Packard Corp.                  2,013,788
   67,000    International Business
               Machines Corp.                       6,444,060
    7,300    Sun Microsystems, Inc.*                  112,128
                                                 ------------
                                                   15,734,756
                                                 ------------
             DIVERSIFIED                   6.4%
  139,589    Honeywell
               International, Inc.                  5,695,231
   65,600    Tyco International Ltd.                2,835,888
   25,000    United Technologies Corp.              1,832,500
                                                 ------------
                                                   10,363,619
                                                 ------------
             DRUG, HEALTH CARE &
               PHARMACEUTICALS            14.7%
    2,500    Elan Corp. Plc--Spons
               ADR*                                   130,625
   93,900    Johnson & Johnson                      8,213,433
   88,571    Merck & Co., Inc.                      6,722,539
  212,400    Pfizer, Inc.                           8,697,780
                                                 ------------
                                                   23,764,377
                                                 ------------
             ELECTRONICS & ELECTRICAL     10.3%
   12,281    Agilent
               Technologies, Inc.*                    377,395
    6,500    Cypress Semiconductor
               Corp.*                                 115,245
   10,000    Dallas Semiconductor
               Corp.                                  260,100
  125,800    Emerson Electric & Co.                 7,799,600


  SHARES                                            VALUE
  ------                                            -----
      300    Integrated Device
               Technology, Inc.*                 $      8,880
  262,600    Intel Corp.                            6,909,663
   36,750    Texas Instruments, Inc.                1,138,515
                                                 ------------
                                                   16,609,398
                                                 ------------
             ENERGY                       13.8%
   89,458    BP Amoco Plc--Spons ADR                4,438,906
   48,500    Exxon Mobil Corp.                      3,928,500
  114,081    Royal Dutch
               Petroleum Co.                        6,324,651
  113,800    Texaco, Inc.                           7,556,320
                                                 ------------
                                                   22,248,377
                                                 ------------
             FINANCIAL SERVICES           18.0%
  115,726    American International
               Group, Inc.                          9,315,942
   45,683    Bank of America Corp.                  2,501,144
  180,377    Citigroup, Inc.                        8,113,357
   62,210    Fannie Mae                             4,951,916
   97,464    J.P. Morgan Chase & Co.                4,376,134
                                                 ------------
                                                   29,258,493
                                                 ------------
             FOOD PRODUCTS & SERVICES      0.2%
    4,000    PepsiCo, Inc.(a)                         175,800
    2,000    Safeway, Inc.*                           110,300
                                                 ------------
                                                      286,100
                                                 ------------
             MACHINERY & ENGINEERING       2.2%
   89,926    Ingersoll-Rand Co.(a)                  3,570,961
                                                 ------------
             METALS & MINING               0.2%
   11,224    Alcoa, Inc.                              403,503
                                                 ------------
             NETWORKING &
               TELECOMMUNICATIONS
               EQUIPMENT                   3.9%
  219,600    Cisco Systems, Inc.*                   3,458,700
   46,500    Corning, Inc.                            962,085
   41,150    Motorola, Inc.                           586,799
   89,750    Nortel Networks Corp.                  1,260,988
                                                 ------------
                                                    6,268,572
                                                 ------------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES       3.2%
   29,500    Apache Corp.(a)                        1,699,495
   82,905    Halliburton Co.                        3,046,759
    7,500    Schlumberger Ltd.                        432,075
                                                 ------------
                                                    5,178,329
                                                 ------------

See Notes to Financial Statements      11

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

SHARES                                             VALUE
------                                             -----
              PRINTING & PUBLISHING       0.3%
      6,800   McGraw-Hill
                Cos., Inc.(a)                   $    405,620
                                                ------------
              RETAIL                      0.2%
     10,400   Tiffany & Co.                          283,400
        500   Wal-Mart Stores, Inc.                   25,250
                                                ------------
                                                     308,650
                                                ------------
              TELECOMMUNICATIONS          3.3%
    175,364   Lucent
                Technologies, Inc.                 1,748,379
     26,000   SBC Communications, Inc.             1,160,380
     43,000   Verizon Communications               2,119,900
      1,500   Vodafone Group
                Plc--Sponsored ADR(a)                 40,725
     12,000   Worldcom, Inc.*                        223,500
                                                ------------
                                                   5,292,884
                                                ------------
              TRANSPORTATION & SHIPPING   0.0%
        500   United Parcel
                Service, Inc.                         28,450
                                                ------------
              UTILITIES                   1.4%
     34,500   El Paso Corp.                        2,252,850
      1,000   The Williams Cos., Inc.                 42,850
                                                ------------
                                                   2,295,700
                                                ------------
Total Common Stocks (Cost $68,114,728)          $145,359,073
                                                ------------


SHARES                                             VALUE
------                                             -----
SHORT TERM INVESTMENTS
              REPURCHASE AGREEMENT       10.2%
$16,417,397   Bear Stearns &
                Co., Inc., Dated
                3/30/01, 5.25%, Due
                4/2/01, Collateralized
                by $21,312,000 United
                States Treasury Strips
                Due 2/15/10 (Value
                $13,633,073) and by
                $5,310,000 United
                States Treasury Strips
                due 8/15/11 (Value
                $3,114,634)                     $ 16,417,397
                                                ------------
Total Short Term
Investments--Repurchase
 Agreement (Cost $16,417,397)
                                                $ 16,417,397
                                                ------------
Total Investments (Cost $84,532,125)     100.1% $161,776,470
                                         ----   ------------
Liabilities in excess of other assets    (0.1)%     (104,591)
                                         ----   ------------
Total Net Assets                         100.0% $161,671,879
                                         ====   ============

* Denotes non-income producing security.
(a) All or part of this security has been loaned at March 31, 2001.

See Notes to Financial Statements      12

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $84,532,125)--Note 2(A)                                $161,776,470
                          Receivable for units sold                                    75,833
                          Dividends and interest receivable                           145,427
                          Other assets                                                 17,975
                                                                                 ------------
                                                                                  162,015,705
                        LIABILITIES:
                          Payable for investments purchased            $137,910
                          Payable for units redeemed                     37,111
                          Payable to investment manager                  75,306
                          Accrued expenses                               93,499       343,826
                                                                       --------  ------------
                        NET ASSETS at value, applicable to 1,769,402
                          outstanding units of beneficial
                          interest--Note 5                                       $161,671,879
                                                                                 ============
                        NET ASSET VALUE offering and redemption price
                          per unit
                          ($161,671,879 divided by 1,769,402 units)              $      91.37
                                                                                 ============

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                  $  854,118
                            Interest                                      691,285
                            Securities lending                              4,274
                                                                       ----------
                               Total Income                                        $ 1,549,677
                          Expenses:
                            Investment manager's fees--Note 3(A)          492,913
                            Shareholder servicing fees and
                            expenses--Note 3(B)                           356,040
                            Custodian fees and expenses                    20,491
                            Legal and auditing fees                        11,817
                            Consultant fees                                 7,242
                            Trustees' fees and expenses--Note 3(C)         13,644
                            Printing and Postage                            8,228
                            Insurance                                      12,103
                            Other                                          14,940
                                                                       ----------
                               Total Expenses                                          937,418
                                                                                   -----------
                        INVESTMENT INCOME--NET                                         612,259
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS--Note 4:
                          Net realized gain on investments:             4,902,215
                          Unrealized (depreciation) on investments:    (51,568,555)
                                                                       ----------
                        NET REALIZED AND UNREALIZED (LOSS)                         (46,666,340)
                                                                                   -----------
                        NET (DECREASE) IN NET ASSETS RESULTING FROM
                          OPERATIONS                                               $(46,054,081)
                                                                                   ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                SIX MONTHS
                                                                                  ENDED        YEAR ENDED
                                                                                 3/31/01        9/30/00
                                                                               (UNAUDITED)     (AUDITED)
                                                                               ------------   ------------
                        INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                               $    612,259   $    549,937
                          Net realized gain                                       4,902,215     14,832,153
                          Net unrealized appreciation (depreciation)            (51,568,555)     3,863,210
                                                                               ------------   ------------
                          Net increase (decrease) in net assets resulting
                          from operations                                       (46,054,081)    19,245,300
                                                                               ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                    17,777,935     52,313,461
                          Value of units redeemed                               (10,743,063)   (45,240,744)
                                                                               ------------   ------------
                          Net increase in net assets resulting from capital
                          transactions                                            7,034,872      7,072,717
                                                                               ------------   ------------
                          Net increase (decrease)                               (39,019,209)    26,318,017
                        NET ASSETS at beginning of period                       200,691,088    174,373,071
                                                                               ------------   ------------
                        NET ASSETS at end of period                            $161,671,879   $200,691,088
                                                                               ============   ============

                   See Notes to Financial Statements

VALUE EQUITY FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
 COMMON & PREFERRED STOCKS     93.9%
             AEROSPACE & DEFENSE         4.2%
    37,000   General Dynamics Corp.            $ 2,321,380
    15,400   Lockheed Martin Corp.(a)              549,010
    11,300   Northrop Grumman Corp.                983,100
                                               -----------
                                                 3,853,490
                                               -----------
             AUTO PARTS & SUPPLIES       0.0%
     2,016   Visteon Corp.                          30,321
                                               -----------
             AUTOMOTIVE                  1.2%
    37,400   Ford Motor Co.                      1,051,688
                                               -----------
             BEVERAGES & TOBACCO         2.9%
    56,000   Philip Morris Cos., Inc.            2,657,200
                                               -----------
             BUILDING PRODUCTS           2.2%
    46,200   Martin Marietta
               Materials, Inc.(a)                1,972,740
                                               -----------
             CHEMICALS                   0.6%
    12,300   Praxair, Inc.                         549,195
                                               -----------
             COMPUTER SOFTWARE &
               PERIPHERALS               1.0%
    34,900   Computer Associates
               International, Inc.                 949,280
                                               -----------
             CONSUMER GOODS & SERVICES   3.9%
    20,000   Clorox Co.                            629,000
    42,500   Kimberly Clark Corp.                2,882,775
                                               -----------
                                                 3,511,775
                                               -----------
             DIVERSIFIED                 6.1%
    36,461   Honeywell
               International, Inc.               1,487,609
    48,700   Tyco International Ltd.             2,105,301
    26,500   United Technologies Corp.           1,942,450
                                               -----------
                                                 5,535,360
                                               -----------
             DRUG, HEALTH CARE &
               PHARMACEUTICALS           4.3%
     9,800   Bristol Myers Squibb Co.              582,120
    34,800   Elan Corp. Plc--Spons
               ADR*                              1,818,300
    10,100   Johnson & Johnson                     883,447
     8,000   Merck & Co., Inc.                     607,200
                                               -----------
                                                 3,891,067
                                               -----------
             ELECTRONICS & ELECTRICAL    2.8%
    10,000   Cypress Semiconductor
               Corp.*                              177,300
    29,400   Emerson Electric & Co.              1,822,800
    19,300   Integrated Device
               Technology, Inc.*                   571,280
                                               -----------
                                                 2,571,380
                                               -----------
             ENERGY                      6.8%
    10,502   BP Amoco Plc--Spons ADR               521,109
    14,500   Conoco, Inc.*                         407,450
  SHARES                                          VALUE
  ------                                          -----
    36,000   EOG Resources, Inc.(a)            $ 1,484,280
    27,764   Exxon Mobil Corp.                   2,248,884
     8,000   Royal Dutch Petroleum Co.             443,520
    16,100   Texaco, Inc.                        1,069,040
                                               -----------
                                                 6,174,283
                                               -----------
             FINANCIAL SERVICES         20.2%
    45,000   American Express Co.                1,858,500
    31,400   American General Corp.              1,201,050
    18,000   Bank of New York
               Co., Inc.                           886,320
    36,000   Bank One Corp.                      1,302,480
    53,556   Citigroup, Inc.                     2,408,949
    29,000   FleetBoston Financial
               Corp.                             1,094,750
    44,000   Hartford Financial
               Services Group, Inc.              2,596,000
    68,500   J.P. Morgan Chase & Co.             3,075,649
    20,500   Lehman Brothers Holding,
               Inc.                              1,285,350
    39,900   Morgan Stanley Dean
               Witter & Co.                      2,134,650
    11,000   SouthTrust Corp.                      502,563
                                               -----------
                                                18,346,261
                                               -----------
             FOOD PRODUCTS & SERVICES    1.5%
    24,000   Safeway, Inc.*                      1,323,600
                                               -----------
             MACHINERY & ENGINEERING     0.4%
     1,200   Ingersoll-Rand Co.                     47,652
    13,000   Ingersoll-Rand
               Co.--Convertible
               Preferred                           271,700
                                               -----------
                                                   319,352
                                               -----------
             METALS & MINING             2.6%
    64,976   Alcoa, Inc.                         2,335,887
                                               -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES     7.8%
    37,264   Anadarko Petroleum
               Corp.(a)                          2,339,434
    32,000   Apache Corp.(a)                     1,843,520
    20,000   ENSCO
               International, Inc.(a)              700,000
    44,095   Halliburton Co.                     1,620,491
    22,700   Rowan Cos., Inc.*(a)                  624,250
                                               -----------
                                                 7,127,695
                                               -----------
             PRINTING & PUBLISHING       2.6%
    39,600   McGraw-Hill
               Cos., Inc.(a)                     2,362,140
                                               -----------
             RETAIL                      4.6%
    31,700   CVS Corp.                           1,854,133
    40,500   Federated Department
               Stores*(a)                        1,682,775
    46,000   Staples, Inc.*                        681,375
                                               -----------
                                                 4,218,283
                                               -----------
             TELECOMMUNICATIONS          8.5%
    51,300   SBC Communications, Inc.            2,289,519

See Notes to Financial Statements      15

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                          VALUE
  ------                                          -----
    85,066   Verizon Communications            $ 4,193,754
    65,000   Worldcom, Inc.*                     1,210,625
                                               -----------
                                                 7,693,898
                                               -----------
             TRANSPORTATION & SHIPPING   1.8%
    39,900   FedEx Corp.*                        1,663,032
                                               -----------
             UTILITIES                   7.9%
    75,400   Duke Energy Corp.                   3,222,596
    31,000   El Paso Corp.                       2,024,300
     4,000   Exelon Corp.                          262,400
    18,000   NRG Energy, Inc.*(a)                  655,200
    21,100   TXU Corp.--Convertible
               Preferred                           985,370
                                               -----------
                                                 7,149,866
                                               -----------
Total Common & Preferred Stocks (Cost
$72,625,595)                                   $85,287,793
                                               -----------

PRINCIPAL
AMOUNT                                            VALUE
------                                            -----
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT        7.9%
$7,190,170   Bear Stearns &
               Co., Inc., Dated
               3/30/01, 5.25%, Due
               4/2/01, Collateralized
               by $12,505,000 United
               States Treasury Strips
               Due 8/15/11 (Value
               $7,334,933)                     $ 7,190,170
                                               -----------
Total Short Term Investments--Repurchase
Agreement
 (Cost $7,190,170)
                                               $ 7,190,170
                                               -----------

Total Investments (Cost $79,815,765)                                     101.8%    $92,477,963
Liabilities in excess of other assets                                     (1.8)%    (1,667,957)
                                                                        ------     -----------
Total Net Assets                                                         100.0%    $90,810,006
                                                                        ======     ===========

* Denotes non-income producing security.
(a) All or part of this security has been loaned at March 31, 2001.

See Notes to Financial Statements      16

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $79,815,765)--Note 2(A)                                            $92,477,963
                          Receivable for units sold                                               46,483
                          Dividends and interest receivable                                      111,121
                          Other assets                                                            24,269
                                                                                             -----------
                                                                                              92,659,836
                        LIABILITIES:
                          Payable for investments purchased                       $1,716,717
                          Payable for units redeemed                                 18,191
                          Payable to investment manager                              43,595
                          Accrued expenses                                           71,327    1,849,830
                                                                                  ---------  -----------
                        NET ASSETS at value, applicable to 1,040,062 outstanding
                          units of beneficial interest--Note 5                               $90,810,006
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($90,810,006 divided by 1,040,062 units)                           $     87.31
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $  686,225
                            Interest                                                 187,518
                            Securities lending                                         9,869
                                                                                  ----------
                               Total Income                                                   $   883,612
                          Expenses:
                            Investment manager's fees--Note 3(A)                     254,913
                            Shareholder servicing fees and expenses--Note 3(B)       213,191
                            Custodian fees and expenses                                7,306
                            Legal and auditing fees                                   10,401
                            Consultant fees                                            7,242
                            Trustees' fees and expenses--Note 3(C)                    13,644
                            Printing and Postage                                       8,228
                            Insurance                                                  4,376
                            Other                                                     15,118
                                                                                  ----------
                               Total Expenses                                        534,419
                               Less fees paid indirectly--Note 4                      (6,082)
                                                                                  ----------
                               Net Expenses                                                       528,337
                                                                                              -----------
                        INVESTMENT INCOME--NET                                                    355,275
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note
                          4:
                          Net realized gain on investments:                        3,008,655
                          Unrealized (depreciation) on investments:               (4,137,363)
                                                                                  ----------
                        NET REALIZED AND UNREALIZED (LOSS)                                     (1,128,708)
                                                                                              -----------
                        NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $  (773,433)
                                                                                              ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                            SIX MONTHS
                                                                               ENDED      YEAR ENDED
                                                                              3/31/01      9/30/00
                                                                            (UNAUDITED)   (AUDITED)
                                                                            -----------  ------------
                        INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                            $  355,275   $    835,811
                          Net realized gain                                  3,008,655     13,109,569
                          Net unrealized appreciation (depreciation)        (4,137,363)     4,457,923
                                                                            -----------  ------------
                          Net increase (decrease) in net assets resulting
                          from operations                                     (773,433)    18,403,303
                                                                            -----------  ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                9,736,890     22,506,304
                          Value of units redeemed                           (6,598,879)   (37,303,210)
                                                                            -----------  ------------
                          Net increase (decrease) in net assets resulting
                          from capital transactions                          3,138,011    (14,796,906)
                                                                            -----------  ------------
                          Net increase                                       2,364,578      3,606,397
                        NET ASSETS at beginning of period                   88,445,428     84,839,031
                                                                            -----------  ------------
                        NET ASSETS at end of period                         $90,810,006  $ 88,445,428
                                                                            ===========  ============

                   See Notes to Financial Statements

EMERGING GROWTH EQUITY FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
  COMMON STOCKS                  90.6%
             AEROSPACE & DEFENSE           2.3%
    12,600   Mercury Computer
               Systems, Inc.*                    $   482,738
    28,200   Moog Inc., Class A*                   1,001,100
                                                 -----------
                                                   1,483,838
                                                 -----------
             BUSINESS SERVICES             7.3%
    36,500   ACT
              Manufacturing, Inc.*(a)                396,938
    45,400   Administaff, Inc.*                      824,010
    15,750   DiamondCluster
              International, Inc.*(a)                135,844
    20,700   ECsoft Group Plc, Spons
               ADR*(a)                               202,326
    11,600   eLoyalty Corp.*                          27,550
    41,200   Forrester
               Research, Inc.*                       978,499
    13,800   Management Network
               Group, Inc.*                           68,138
    16,400   Netcentives, Inc.*                       16,913
    41,850   Quanta Services, Inc.*                  934,092
    24,100   Safeguard
               Scientifics, Inc.*                    134,719
    36,700   Waste Connections, Inc.*              1,055,124
                                                 -----------
                                                   4,774,153
                                                 -----------
             COMPUTER SEVICES,
               SOFTWARE & SYSTEMS          7.9%
    31,850   Adept
               Technology, Inc.*(a)                  441,919
    21,000   Delano Technology Corp.*                 28,875
    49,200   Globix Corp.*                           144,525
    24,500   Hyperion Solutions Corp.*               393,531
    38,700   I-many Inc*(a)                          428,119
    39,100   IntraNet
               Solutions, Inc.*(a)                   935,956
    13,050   Netegrity, Inc.*                        318,909
    16,000   ONYX Software Corp.*(a)                 128,500
    35,300   OPNET
               Technologies, Inc.*                   547,150
    35,400   OTG Software, Inc.*(a)                  223,463
    19,200   Pomeroy Computer
               Resources, Inc.*(a)                   268,800
    64,300   Quadramed Corp.*                        138,647
    31,100   Sanchez Computer
               Associates, Inc.*(a)                  229,363
     4,000   SkillSoft Corp.*                         94,000
    48,700   Trizetto Group, Inc.*                   678,756
    15,800   Websense, Inc.*                         187,625
                                                 -----------
                                                   5,188,138
                                                 -----------
             CONSUMER GOODS & SERVICES     1.9%
    32,000   1-800 CONTACTS, Inc.*                   732,001
    21,950   Fossil, Inc.*                           380,009
    29,900   Sportsline USA, Inc.*(a)                107,453
                                                 -----------
                                                   1,219,463
                                                 -----------

             DRUG, HEALTH CARE &
               PHARMACEUTICALS             8.5%
    29,000   Barr Laboratories, Inc.*            $ 1,657,929
  SHARES                                            VALUE
  ------                                            -----
    14,500   Corixa Corp.*                           116,906
    17,800   Cubist
             Pharmaceuticals, Inc.*(a)               432,763
    24,200   First Horizon
               Pharmaceutical
               Corp.*(a)                             503,663
    10,100   Genencor
               International, Inc.*                  101,000
    25,900   K-V Pharmaceutical Co.,
               Class A*                              509,971
    58,000   Ligand
               Pharmaceuticals, Inc.,
               Class B*(a)                           563,688
    12,600   Medicis Pharmaceutical
               Corp.*                                564,732
    52,500   PRAECIS Pharmaceuticals
               Inc.*                               1,043,437
    59,500   Twinlab Corp.*                           74,375
                                                 -----------
                                                   5,568,464
                                                 -----------
             EDUCATIONAL SERVICES          5.7%
    42,300   Advantage Learning
               Systems, Inc.*(a)                   1,218,768
     2,900   Bright Horizons Family
               Solutions, Inc.*                       68,730
    13,500   Career Education Corp.*                 676,688
    59,500   Edison Schools, Inc.*(a)              1,204,875
    16,500   Education Management
               Corp.*                                539,344
                                                 -----------
                                                   3,708,405
                                                 -----------
             FINANCIAL SERVICES            8.0%
    27,100   Actrade Financial
               Technologies Ltd.*(a)                 619,913
    26,400   Boston Private Financial
               Holdings, Inc.                        465,300
    84,600   Eaton Vance Corp.                     2,626,830
    34,700   InterCept Group, Inc.*                  887,019
    27,500   Silicon Valley
               Bancshares*                           644,531
                                                 -----------
                                                   5,243,593
                                                 -----------
             HEALTH CARE SERVICES         20.4%
    46,125   Accredo Health, Inc.*(a)              1,507,711
    25,700   AdvancePCS*                           1,389,406
    28,100   AmeriPath Inc.*                         577,806
    44,800   AmSurg Corp.,
               Class A*(a)                           851,200
     9,700   AmSurg Corp., Class B*                  186,725
    17,000   ChromaVision Medical
               Systems, Inc.*(a)                      78,625
    34,100   Colorado Medtech, Inc.*                 128,941
    43,600   Covance, Inc.*                          560,260
    56,400   DIANON Systems, Inc.*(a)              1,681,425
    31,600   LifePoint
               Hospitals, Inc.*(a)                 1,129,700

See Notes to Financial Statements      19

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                            VALUE
  ------                                            -----
    38,900   Pharmaceutical Product
               Development, Inc.*                $ 1,587,606
    24,500   Pharmacopeia, Inc. *(a)                 441,000
    27,300   Priority Healthcare
               Corp., Class B*(a)                  1,030,575
    38,200   Rehabcare Group, Inc.*                1,573,840
    35,100   Sunrise Assisted
               Living, Inc.*                         691,031
                                                 -----------
                                                  13,415,851
                                                 -----------
             HOME BUILDING                 2.3%
    39,600   Toll Brothers, Inc.*                  1,524,600
                                                 -----------
             OIL & GAS EXPLORATION,
               PRODUCTION & SERVICES      14.0%
    29,600   Cal Dive
               International, Inc.*                  749,250
    24,900   Evergreen
               Resources, Inc.*                      941,469
   180,100   Grey Wolf, Inc.*                      1,170,650
    24,000   Gulf Island
               Fabrication, Inc. *(a)                456,000
    48,000   Horizon Offshore, Inc.*               1,176,000
    61,400   Maverick Tube Corp.*(a)               1,264,839
    23,100   Prima Energy Corp.*                     697,331
    32,000   Swift Energy Co.*(a)                  1,025,280
    39,800   Tesoro Petroleum Corp.*                 495,510
    19,300   Tom Brown, Inc.*(a)                     635,694
    34,200   Trico Marine
               Services, Inc.*                       508,725
                                                 -----------
                                                   9,120,748
                                                 -----------
             SEMICONDUCTORS                6.2%
    24,800   Aeroflex, Inc.*                         255,750
    12,400   Alliance Semiconductor
               Corp.*                                143,375
    17,000   Anadigics, Inc.*(a)                     223,125
     8,500   Celeritek, Inc.*(a)                     108,375
    16,200   Centillium
             Communications, Inc.*(a)                395,888
     8,500   Dallas Semiconductor Corp               221,085
    13,300   Exar Corp.*                             260,181
     1,755   Marvell Technology Group
               Ltd*(a)                                21,170
    20,100   Metalink Ltd.*                          156,403
    22,200   Microsemi Corp.*                        618,824
    39,065   PLX Technology*                         166,026
    34,300   Sage, Inc.*                             230,453
    27,000   Stratos Lightwave, Inc.*                268,313
    46,200   TranSwitch Corp.*                       603,488
    25,400   Triquint
               Semiconductor, Inc.*                  374,650
                                                 -----------
                                                   4,047,106
                                                 -----------

  SHARES                                            VALUE
  ------                                            -----
             TELECOMMUNICATIONS            1.3%
    35,000   CellStar Corp.*(a)                  $    51,406
    45,500   Pac-West Telecomm, Inc.*                149,297
    18,000   Rural Cellular Corp.,
               Class A*(a)                           483,750
    60,900   TALK.com, Inc.*(a)                      135,122
                                                 -----------
                                                     819,575
                                                 -----------
             TELECOMMUNICATIONS
               EQUIPMENT                   3.9%
    12,600   Avocent Corp.*(a)                       272,475
    27,500   Commscope, Inc.*                        458,700
    19,900   MRV
             Communications, Inc.*(a)                138,056
    53,600   Sorrento Networks Corp.
               *(a)                                  328,300
    17,900   TALX Corp.*(a)                          441,906
    50,700   Tekelec*(a)                             909,432
                                                 -----------
                                                   2,548,869
                                                 -----------
             TRANSPORTATION                0.9%
    26,250   Frontier Airlines, Inc.*                318,281
     1,200   M.S. Carriers, Inc.*                     36,900
    11,200   Swift Transportation
               Co., Inc.*                            206,500
                                                 -----------
                                                     561,681
                                                 -----------
Total Common Stocks (Cost $73,345,008)           $59,224,484
                                                 -----------
PRINCIPAL
AMOUNT
------
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT         10.3%
$6,733,062   Bear Stearns &
               Co., Inc., Dated
               3/30/01, 5.25%, Due
               4/2/01, Collateralized
               by $11,715,000 United
               States Treasury Strips
               Due 8/15/11 (Value
               $6,871,550)                       $ 6,733,062
                                                 -----------
Total Short Term
Investments--Repurchase
 Agreement (Cost $6,733,062)
                                                 $ 6,733,062
                                                 -----------
Total Investments (Cost $80,078,070)     100.9%  $65,957,546
Liabilities in excess of other assets     (0.9)%    (600,465)
                                        ------   -----------
Total Net Assets                         100.0%  $65,357,081
                                        ======   ===========

* Denotes non-income producing security.
(a) All or part of this security has been loaned at March 31, 2001.

See Notes to Financial Statements      20

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $80,078,070)--Note 2(A)                                            $ 65,957,546
                          Receivable for investments sold                                         489,511
                          Receivable for units sold                                                38,903
                          Dividends and interest receivable                                        35,172
                          Other assets                                                             21,277
                                                                                             ------------
                                                                                               66,542,409
                        LIABILITIES:
                          Payable for investments purchased                       $1,029,430
                          Payable for units redeemed                                 14,707
                          Payable to investment managers                             34,081
                          Accrued expenses                                          107,110     1,185,328
                                                                                  ---------  ------------
                        NET ASSETS at value, applicable to 790,965 outstanding
                          units of beneficial interest--Note 5                               $ 65,357,081
                                                                                             ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($65,357,081 divided by 790,965 units)                             $      82.63
                                                                                             ============

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends                                             $  13,739
                            Interest                                                270,452
                            Securities lending                                       36,350
                                                                                  ---------
                               Total Income                                                  $   320,541
                          Expenses:
                            Investment manager's fees--Note 3(A)                    425,156
                            Shareholder servicing fees and expenses--Note 3(B)      225,129
                            Custodian fees and expenses                              22,311
                            Legal and auditing fees                                  11,801
                            Consultant fees                                           7,244
                            Trustees' fees and expenses--Note 3(C)                   26,784
                            Printing and Postage                                      8,226
                            Insurance                                                 3,761
                            Other                                                    16,006
                                                                                  ---------
                               Total Expenses                                       746,418
                               Less fees paid indirectly--Note 4                     (5,087)
                                                                                  ---------
                               Net Expenses                                                      741,331
                                                                                             -----------
                        INVESTMENT (LOSS)--NET                                                  (420,790)
                        REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS--Note 4:
                          Net realized (loss) on investments                      (3,519,423)
                          Unrealized (depreciation) on investments                (33,292,597)
                                                                                  ---------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                    (36,812,020)
                                                                                             -----------
                        NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS               $(37,232,810)
                                                                                             ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS      YEAR ENDED
                                                                                ENDED 3/31/01     9/30/00
                                                                                 (UNAUDITED)     (AUDITED)
                                                                                -------------   ------------
                        NET INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment (loss)--net                                $   (420,790)   $ (1,318,692)
                            Net realized gain (loss)                              (3,519,423)     45,307,732
                            Net unrealized appreciation (depreciation)           (33,292,597)      2,608,719
                                                                                ------------    ------------
                          Net increase (decrease) in net assets resulting from
                          operations                                             (37,232,810)     46,597,759
                                                                                ------------    ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                      8,886,856      50,850,883
                          Value of units redeemed                                 (4,999,932)    (74,936,848)
                                                                                ------------    ------------
                          Net increase (decrease) in net assets resulting from
                          capital transactions                                     3,886,924     (24,085,965)
                                                                                ------------    ------------
                          Net increase (decrease)                                (33,345,886)     22,511,794
                        NET ASSETS at beginning of period                         98,702,967      76,191,173
                                                                                ------------    ------------
                        NET ASSETS at end of period                             $ 65,357,081    $ 98,702,967
                                                                                ============    ============

                   See Notes to Financial Statements

INTERNATIONAL EQUITY FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----
            COMMON STOCKS                   93.8%
             ADVERTISING                            0.6%
    31,400   WPP Group Plc                                $   332,580
                                                          -----------
             AUTOMOBILES                            1.5%
    26,266   Bayerische Motoren Werke AG                      812,700
                                                          -----------
             BANKING                               13.3%
    42,600   ABN Amro Holding NV                              780,687
    89,950   Banco Santander Central Hispano SA               823,019
    49,372   Barclays Plc                                   1,537,216
    30,694   DBS Group Holdings Ltd.                          277,114
    10,000   HypoVereinsbank AG(a)                            543,680
   123,717   Lloyds TSB Group Plc                           1,217,154
    36,950   National Australia Bank Ltd.                     515,991
     7,433   UBS AG                                         1,074,494
    37,634   Westpac Banking Corp.                            232,452
                                                          -----------
                                                            7,001,807
                                                          -----------
             BEVERAGES & TOBACCO                    0.6%
     5,760   Heineken NV                                      301,957
                                                          -----------
             BROADCASTING & PUBLISHING              2.4%
    34,589   Elsevier NV                                      448,271
    39,324   News Corp., Ltd.                                 298,188
    31,950   Reuters Group Plc                                386,554
    13,000   Singapore Press Holdings                         142,569
                                                          -----------
                                                            1,275,582
                                                          -----------
             BUILDING PRODUCTS                      0.6%
     1,930   LaFarge SA                                       170,618
    13,850   RMC Group Plc                                    129,072
                                                          -----------
                                                              299,690
                                                          -----------
             CHEMICALS                              1.2%
    15,025   Dem Bayer AG                                     636,236
                                                          -----------
             CONSUMER GOODS & SERVICES              1.1%
    16,000   Fuji Photo Film Co., Ltd.                        592,424
                                                          -----------
             DIVERSIFIED INDUSTRIALS                2.4%
    12,742   Smiths Group Plc                                 138,764
    18,571   Vivendi Universal SA(a)                        1,130,336
                                                          -----------
                                                            1,269,100
                                                          -----------
             ELECTRONICS                            0.6%
     4,200   Sony Corp.(a)                                    298,287
                                                          -----------
             ELECTRONICS & ELECTRICAL               8.0%
    22,000   Canon, Inc.                                      798,783
    90,000   Hitachi Ltd.(a)                                  770,614
     6,000   Hoya Corp.                                       390,694
    33,358   Koninklijke Philips Electronics NV               917,125
     4,100   Murata Mfg. Co.(a)                               340,588
  SHARES                                                     VALUE
  ------                                                     -----
    43,000   NEC Corp.                                    $   685,581
     1,900   Rohm Co., Ltd.                                   318,396
                                                          -----------
                                                            4,221,781
                                                          -----------
             ENERGY                                 8.6%
   109,877   ENI SpA(a)                                       718,798
 1,996,000   PetroChina Co., Ltd.                             358,304
    11,180   Royal Dutch Petroleum Co.                        622,561
   196,164   Shell Transport & Trading Co. Plc              1,524,121
     9,680   Total Fina SA, Class B                         1,313,566
                                                          -----------
                                                            4,537,350
                                                          -----------
             FINANCIAL SERVICES                     5.7%
    19,490   3I Group Plc                                     308,956
     3,500   Acom Co., Ltd.                                   282,926
     9,555   Fortis (NL) NV                                   250,620
    32,776   ING Groep NV                                   2,144,155
                                                          -----------
                                                            2,986,657
                                                          -----------
             FOOD & SERVICES                        6.5%
    68,110   Cadbury Schweppes Plc                            435,504
    77,336   Compass Group Plc*                               546,997
    91,897   Diageo Plc                                       925,006
       716   Nestle SA                                      1,500,481
                                                          -----------
                                                            3,407,988
                                                          -----------
             GAMING/HOTELS                          0.4%
    70,600   Hilton Group Plc                                 204,509
                                                          -----------
             HEALTH                                10.3%
    12,300   AstraZeneca Plc                                  584,415
    17,093   Aventis SA                                     1,328,236
    50,979   GlaxoSmithKline Plc*                           1,331,406
       550   Novartis AG                                      863,259
        94   Roche Holding AG                                 680,781
    13,000   Takeda Chemical Industries Ltd.(a)               627,615
                                                          -----------
                                                            5,415,712
                                                          -----------
             INSURANCE                              5.8%
     9,813   AXA SA(a)                                      1,092,184
    75,770   Prudential Corp. Plc                             807,920
       555   Swiss Reinsurance Co.                          1,122,245
                                                          -----------
                                                            3,022,349
                                                          -----------
             LEISURE & RECREATION                   0.8%
    40,289   EMI Group Plc                                    258,186
    36,150   P&O Princess Cruises Plc                         141,078
                                                          -----------
                                                              399,264
                                                          -----------
             MACHINERY--ELECTRICAL                  0.6%
     2,600   SMC Corp.                                        304,990
                                                          -----------

See Notes to Financial Statements      23

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

  SHARES                                                     VALUE
  ------                                                     -----
             MEDIA                                  0.0%
     6,325   VNU NV                                       $   234,005
                                                          -----------
             METALS FABRICATOR                      0.2%
     6,400   Pohang Iron & Steel Co. ADR(a)                   114,880
                                                          -----------
             MULTIMEDIA                             1.0%
    15,690   Pearson Plc                                      274,817
                                                          -----------
             REAL ESTATE                            1.5%
    43,000   Cheung Kong Holdings Ltd.                        450,733
    34,000   Sun Hung Kai Properties Ltd.                     324,786
                                                          -----------
                                                              775,519
                                                          -----------
             RESTAURANTS & SERVICES                 0.4%
    96,291   Granada Compass Plc*                             235,464
                                                          -----------
             RETAIL                                 2.1%
    35,368   Koninklijke Ahold NV                           1,099,954
                                                          -----------
             TELECOMMUNICATIONS                     7.2%
    20,570   Alcatel                                          622,821
    75,310   Cable & Wireless Plc                             507,506
    65,000   China Mobile Ltd.*                               285,871
    48,020   Ericsson LM, Class B                             262,923
    12,379   Kononklijke KPN NV                               121,034
    58,300   Marconi Plc                                      280,567
        48   NTT Mobile Communications
               Network, Inc.                                  835,013
     5,400   Tele Danmark A/S                                 189,498
    42,142   Telefonica SA                                    678,044
                                                          -----------
                                                            3,783,277
                                                          -----------
             TELECOMMUNICATIONS--SERVICES &
               EQUIPMENT                            7.2%
        90   Nippon Telegraph & Telephone Corp.               574,549
     9,945   Nokia Oyj, Class A                               239,222
  SHARES                                                     VALUE
  ------                                                     -----
   109,950   Telecom Italia SpA                           $ 1,108,073
   665,765   Vodafone AirTouch Plc                          1,836,255
                                                          -----------
                                                            3,758,099
                                                          -----------
             TRANSPORTATION                         0.7%
    11,495   Brambles Industries Ltd.                         246,172
    11,052   Railtrack Group Plc                              107,396
                                                          -----------
                                                              353,568
                                                          -----------
             UTILITIES                              2.5%
    60,437   Electricidade de Portugal SA                     160,284
    12,590   TNT Post Group NV                                263,780
    18,441   Veba AG(a)                                       880,380
                                                          -----------
                                                            1,304,444
                                                          -----------
Total Common Stocks
  (Cost $54,981,503)                                      $49,254,990
                                                          -----------
PRINCIPAL
  AMOUNT
  ------
           SHORT TERM INVESTMENT             6.0%
             REPURCHASE AGREEMENT
$3,174,012   Bear Stearns & Co., Inc., Dated
               3/30/01, 5.25%, Due 4/2/01,
               Collateralized by $5,485,000
               United States Treasury
               Strips Due 8/15/11
               (Value $3,217,282).                        $ 3,174,012
                                                          -----------
Total Short Term Investments--
  Repurchase Agreement (Cost $3,174,012)                  $ 3,174,012
                                                          -----------
Total Investments (Cost $58,155,515)               99.8%  $52,429,002
Other assets in excess of liabilities               0.2%       97,014
                                                   ----   -----------
Total Net Assets                                   100.0% $52,526,016
                                                   ====   ===========

* Denotes non-income producing security.
(a) All or part of this security has been loaned at March 31, 2001.

See Notes to Financial Statements      24

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

Geographical Diversification                                      March 31, 2001
--------------------------------------------------------------------------------

                               PERCENT OF
                               NET ASSETS
                               ----------
COUNTRY                          TOTAL
-------                          -----
United Kingdom                    26.7%
Netherlands                       13.6
Japan                             13.4
Switzerland                       10.0
France                             8.3
United States                      6.0
Germany                            5.5
Italy                              3.5
Denmark                            2.9
Spain                              2.9
Hong Kong                          2.7
Australia                          2.5
Singapore                          0.8
Sweden                             0.5
Portugal                           0.3
Korea                              0.2
                                 -----
Total Investments                 99.8%
Other Assets Less Liabilities      0.2%
                                 -----
Total                            100.0%
                                 =====

See Notes to Financial Statements      25

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $58,155,515)--Note 2(A)                                     $52,429,002
                          Receivable for units sold                                         9,745
                          Dividends and interest receivable                               183,006
                          Unrealized appreciation on forward currency
                          contracts--Note 6                                                73,036
                          Reclaims receivable                                              72,324
                          Other assets                                                     13,318
                                                                                      -----------
                                                                                       52,780,431
                        LIABILITIES:
                          Payable for investments purchased                 $147,481
                          Payable for units redeemed                           1,902
                          Payable to investment managers                      35,727
                          Unrealized depreciation on forward currency
                          contracts--Note 6                                    1,086
                          Accrued expenses and other payables                 68,219      254,415
                                                                            --------  -----------
                        NET ASSETS at value, applicable to 994,270
                          outstanding units of beneficial interest--Note 5            $52,526,016
                                                                                      ===========
                        NET ASSET VALUE offering and redemption price per
                          unit ($52,526,016 divided by 994,270 units)                 $     52.83
                                                                                      ===========

                   See Notes to Financial Statements

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Dividends (net of foreign withholding tax of
                            $35,067)                                        $ 300,239
                            Interest                                           68,246
                            Securities lending                                 11,865
                                                                            ---------
                               Total Income                                            $   380,350
                          Expenses:
                            Investment manager's fees--Note 3(A)              216,016
                            Shareholder servicing fees and
                            expenses--Note 3(B)                               149,117
                            Custodian fees and expenses                        19,461
                            Legal and auditing fees                            11,797
                            Consultant fees                                     7,242
                            Trustees' fees and expenses--Note 3(C)             13,643
                            Printing and Postage                                8,228
                            Insurance                                           1,685
                            Other                                              19,806
                                                                            ---------
                               Total Expenses                                              446,995
                                                                                       -----------
                        INVESTMENT (LOSS)--NET                                             (66,645)
                        REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
                          AND FOREIGN CURRENCIES--Note 4:
                          Net realized gain (loss) on:
                            Investments                                      (126,705)
                            Foreign currency transactions                     118,488
                                                                            ---------
                                                                               (8,217)
                                                                            ---------
                          Unrealized appreciation (depreciation) on:
                            Investments                                     (8,441,307)
                            Foreign currency translations of other assets
                            and liabilities                                    58,024
                                                                            ---------
                                                                            (8,383,283)
                                                                            ---------
                        NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS
                          AND FOREIGN CURRENCIES                                        (8,391,500)
                                                                                       -----------
                        NET (DECREASE) IN NET ASSETS RESULTING FROM
                          OPERATIONS                                                   $(8,458,145)
                                                                                       ===========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                   SIX MONTHS     YEAR ENDED
                                                                                  ENDED 3/31/01    9/30/00
                                                                                   (UNAUDITED)    (AUDITED)
                                                                                  -------------  ------------
                        NET INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income (loss)--net                            $   (66,645)  $     81,171
                          Net realized gain (loss)                                      (8,217)     5,376,874
                          Net unrealized (depreciation)                             (8,383,283)      (764,462)
                                                                                   -----------   ------------
                          Net increase (decrease) in net assets resulting from
                          operations                                                (8,458,145)     4,693,583
                                                                                   -----------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                        6,123,707     16,774,286
                          Value of units redeemed                                   (2,130,306)   (13,765,035)
                                                                                   -----------   ------------
                          Net increase in net assets resulting from capital
                          transactions                                               3,993,401      3,009,251
                                                                                   -----------   ------------
                          Net increase (decrease)                                   (4,464,744)     7,702,834
                        NET ASSETS at beginning of period                           56,990,760     49,287,926
                                                                                   -----------   ------------
                        NET ASSETS at end of period                                $52,526,016   $ 56,990,760
                                                                                   ===========   ============

                   See Notes to Financial Statements

ACTIVELY MANAGED BOND FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
CORPORATE BONDS                  6.5%
$   130,000   Bank of America Corp.
                7.05%, 9/8/2011                            $    131,212
    200,000   Bank of New York Co., Inc.
                6.50%, 2/19/2013                                192,536
  1,426,000   Chase Manhattan Corp.
                Medium Term Note
                0.00%, 2/15/2017                                435,667
  1,500,000   CNA Financial Corp.
                6.75%, 11/15/200                              1,460,012
  3,002,000   Deutsche Bank Financial
                Medium Term Note
                0.00%, 7/18/2017                                816,001
    100,000   Financing Corp.
                9.40%, 2/8/2018                                 134,952
  2,000,000   J.C. Penny Co., Inc.
                8.25%, 8/15/2022                              1,337,960
  2,000,000   JP Morgan & Co., Inc.
                0.00%, 4/24/2027                                261,408
  3,907,000   Merrill Lynch & Co.
                Medium Term Note
                0.00%, 2/25/2027                                504,523
    469,000   PepsiCo, Inc.
                Medium Term Note
                7.00%, 2/23/2011                                467,333
  1,000,000   PMI Group, Inc.
                6.75%, 11/15/2006                             1,034,875
  1,000,000   Public Service Electric & Gas
                9.13%, 7/1/2005                               1,103,404
    525,000   Public Service Electric & Gas
                6.38%, 5/1/2008                                 516,081
  3,000,000   Transamerica Financial Corp.
                0.00%, 9/1/2012                               1,327,044
  1,000,000   TSY-Linked Call Strips
                0.00%, 11/15/2024                               162,981
                                                           ------------
Total Corporate Bonds (Cost $10,504,429)                   $  9,885,989
                                                           ------------
MORTGAGES                       13.6%
$ 2,131,794   ABN Amro Mortgage Corp.
                Remic 98-5 A11
                8.36%, 1/25/2029                           $  2,092,036
    644,617   Chase Mortgage Finance Corp.
                Series 1998-S4, Class A11
                6.95%, 8/25/2028                                650,219
  1,993,492   Chase Mortgage Finance Corp.
                Remic 94-G A13
                7.00%, 4/25/2025                              1,977,943

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
MORTGAGES (CONTINUED)
$ 1,147,384   Chase Mortgage Finance Corp.
                Remic 98-S2 A12
                7.00%, 7/25/2028                           $    979,441
  1,000,000   First Union Residential Trust
                Remic 98-B 1A8
                6.75%, 8/25/2028                                994,190
  1,158,322   General Electric Capital Mortgage Services
                Remic 98-12 2A8
                6.75%, 6/25/2028                                997,990
  5,005,000   PNC Mortgage Securities Corp.
                Remic 98-4 3A2
                6.75%, 5/25/2028                              5,020,966
    500,000   PNC Mortgage Securities Corp.
                Remic 98-7 1A3
                6.75%, 9/25/2028                                506,620
    636,455   Prudential Home Mortgage Securities Inc
                Remic 94-21 A8
                7.80%, 6/25/2024                                653,563
  1,116,688   Residential Funding Mortgage Securities I
                Remic 93-S47 A15
                9.00%, 12/25/2023                             1,032,652
    500,000   Residential Funding Mortgage Securities I
                Remic 97-S12 A17
                7.25%, 8/15/2027                                503,890
    100,000   Residential Funding Mortgage Securities I
                Remic1998-S20 A7
                6.75%, 9/25/2028                                 97,080
  1,000,000   Residential Funding Mortgage Securities I
                Remic 2000-S7 A6
                8.00%, 6/25/2030                              1,052,238
    906,524   Residential Funding Mortgage Securities I
                2000-S11 A1
                7.75%, 9/25/2030                                928,743
  2,411,000   Salomon Brothers Mortgage Securities VII
                Remic 98-NC3 A5
                6.93%, 8/25/2028                              2,399,226
    640,000   Saxon Asset Securities Trust
                Remic 98-4 AF5
                6.93%, 1/25/2030                                627,369
                                                           ------------
Total Mortgages (Cost $20,613,958)                         $ 20,514,166
                                                           ------------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                    78.6%
$ 1,000,000   Federal Farm Credit Bank
                8.00%, 2/24/2010                           $  1,054,549

See Notes to Financial Statements      29

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
$ 1,620,000   Federal Home Loan Bank
                6.55%,3/20/2009                            $  1,626,297
  6,000,000   Federal Home Loan Bank
                0.00%, 6/25/2012                              2,535,174
    400,000   Federal Home Loan Bank
                6.76%, 1/29/2014                                396,912
    500,000   Federal Home Loan Bank
                8.00%, 9/28/2015                                507,458
 10,000,000   Federal Home Loan Bank
                0.00%, 6/26/2017                              2,842,920
 10,000,000   Federal Home Loan Bank
                0.00%, 7/14/2017                              2,827,490
    409,071   Federal Home Loan Mortgage Corp.
                Pool #730299
                9.00%, 8/1/2006                                 424,819
    235,641   Federal Home Loan Mortgage Corp.
                Pool #533624
                8.50%, 12/1/2007                                245,429
  1,000,000   Federal Home Loan Mortgage Corp.
                6.70%, 3/3/2008                               1,000,047
  2,850,880   Federal Home Loan Mortgage Corp.
                Remic 1515S
                4.97%, 5/15/2008                              2,770,781
  1,000,000   Federal Home Loan Mortgage Corp.
                6.35%, 5/26/2008                              1,000,323
  2,000,000   Federal Home Loan Mortgage Corp.
                6.50%, 3/5/2009                               2,000,026
    500,000   Federal Home Loan Mortgage Corp.
                6.74%, 5/19/2009                                500,015
    700,000   Federal Home Loan Mortgage Corp.
                6.65%, 7/20/201                                 699,900
    269,070   Federal Home Loan Mortgage Corp.
                Pool #141001
                7.75%, 9/1/2016                                 277,168
      7,999   Federal Home Loan Mortgage Corp.
                Pool #297625
                8.50%, 6/1/2017                                   8,366
    504,124   Federal Home Loan Mortgage Corp.
                Remic 2120ZA
                6.00%, 1/15/2019                                500,233
    114,513   Federal Home Loan Mortgage Corp.
                Remic 12A
                9.25%, 11/15/2019                               119,697

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
$   262,088   Federal Home Loan Mortgage Corp.
                Remic 21Z
                9.50%, 1/15/2020                           $    278,293
    871,038   Federal Home Loan Mortgage Corp.
                Remic 1290H
                7.50%, 6/15/2021                                897,232
     64,289   Federal Home Loan Mortgage Corp.
                Remic 1316Z
                8.00%, 6/15/2022                                 66,756
  2,482,800   Federal Home Loan Mortgage Corp.
                Remic 1591SH
                5.03%, 9/15/2022                              2,293,542
 18,000,000   Federal Home Loan Mortgage Corp.
                0.00%, 2/2/2023                               3,599,244
  1,154,455   Federal Home Loan Mortgage Corp.
                Remic 1574V
                6.50%, 3/15/2023                              1,154,534
    734,281   Federal Home Loan Mortgage Corp.
                Remic 15PZ
                7.00%, 7/25/2023                                726,083
    227,905   Federal Home Loan Mortgage Corp.
                Remic 1842EB
                8.00%, 10/15/2023                               237,693
    682,524   Federal Home Loan Mortgage Corp.
                Remic 1790E
                8.00%, 11/15/2023                               710,254
  2,919,671   Federal Home Loan Mortgage Corp.
                Remic 1663ZA
                7.00%, 1/15/2024                              2,845,531
  1,750,638   Federal Home Loan Mortgage Corp.
                Remic 1671Z
                7.00%, 2/15/2024                              1,676,956
  4,495,002   Federal Home Loan Mortgage Corp.
                Remic 29ZC
                8.00%, 4/25/2024                              4,601,548
    710,000   Federal Home Loan Mortgage Corp.
                Remic 1727MD
                8.50%, 5/15/2024                                759,749
    893,000   Federal Home Loan Mortgage Corp.
                Remic 1727MF
                8.50%, 5/15/2024                                956,325
    676,000   Federal Home Loan Mortgage Corp.
                Remic 1814D
                6.50%, 2/15/2026                                669,370

See Notes to Financial Statements      30

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
$ 3,677,866   Federal Home Loan Mortgage Corp.
                Remic 2089ZB
                7.00%, 8/15/2026                           $  3,569,087
  1,840,444   Federal Home Loan Mortgage Corp.
                Remic 2123KE
                8.50%, 2/15/2027                              2,028,595
  3,836,522   Federal Home Loan Mortgage Corp.
                Remic 2092DL
                8.50%, 9/15/2027                              4,132,688
  1,038,091   Federal Home Loan Mortgage Corp.
                Remic 2253ZC
                7.50%, 9/15/2030                              1,042,390
    855,000   Federal National Mortgage Assoc.
                Medium Term Note
                6.36%, 7/16/2008                                856,242
    324,309   Federal National Mortgage Assoc.
                Pool #15569
                8.25%, 5/1/2010                                 338,285
    300,000   Federal National Mortgage Assoc.
                Medium Term Note
                6.69%, 2/2/2011                                 300,377
    289,799   Federal National Mortgage Assoc.
                Remic 96-64PQ
                6.50%, 1/18/2012                                289,867
    100,000   Federal National Mortgage Assoc.
                6.80%, 8/27/2012                                103,986
    150,000   Federal National Mortgage Assoc.
                Medium Term Note
                6.77%, 9/9/2013                                 149,356
    240,000   Federal National Mortgage Assoc.
                Remic 2000-29VK
                8.00%, 7/25/2015                                240,862
    188,158   Federal National Mortgage Assoc.
                Pool #87277
                7.50%, 4/1/2018                                 192,940
     41,142   Federal National Mortgage Assoc.
                Remic 91-169M
                8.40%, 12/25/2021                                44,864
    420,000   Federal National Mortgage Assoc.
                Remic 92-161H
                7.50%, 9/25/2022                                433,856
    552,348   Federal National Mortgage Assoc.
                Remic 93-124M
                0.00%, 10/25/2022                               425,547

$   405,794   Federal National Mortgage Assoc.
                Remic 97-61ZC
                7.00%, 2/25/2023                           $    400,395
PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
    632,000   Federal National Mortgage Assoc.
                Remic G93-10J
                5.00%, 3/25/2023                                570,331
  3,820,118   Federal National Mortgage Assoc.
                Remic 93-247C
                7.00%, 3/25/2023                              3,912,012
  1,158,315   Federal National Mortgage Assoc.
                Remic 94-69CA
                7.25%, 3/25/2023                              1,175,866
    500,000   Federal National Mortgage Assoc.
                Remic G93-15H
                7.25%, 4/25/2023                                506,912
    675,076   Federal National Mortgage Assoc.
                Remic 96-18PB
                0.00%, 5/25/2023                                576,568
  1,150,215   Federal National Mortgage Assoc.
                Remic 93-100K
                0.00%, 6/25/2023                                858,780
    898,214   Federal National Mortgage Assoc.
                Remic 93-112ZB
                7.00%, 7/25/2023                                902,512
  1,593,850   Federal National Mortgage Assoc.
                Remic 94-36UA
                7.00%, 8/25/2023                              1,617,717
    448,533   Federal National Mortgage Assoc.
                Pool #239024
                7.00%, 10/1/2023                                456,387
    432,828   Federal National Mortgage Assoc.
                Remic 93-199Z
                7.00%, 10/25/2023                             4,386,286
    375,889   Federal National Mortgage Assoc
                Remic G95-4B
                8.00%, 11/25/2023                               387,309
    483,657   Federal National Mortgage Assoc.
                Remic G93-40ZC
                6.50%, 12/25/2023                               477,039
  1,512,721   Federal National Mortgage Assoc.
                Remic 93-250DZ
                7.00%, 12/25/2023                             1,522,890
    826,000   Federal National Mortgage Assoc.
                Remic 94-97H
                8.75%, 12/25/2023                               876,828

See Notes to Financial Statements      31

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
$ 8,142,867   Federal National Mortgage Assoc.
                Remic G97-5ZB
                7.05%, 3/25/2024                           $  7,918,261
    707,000   Federal National Mortgage Assoc.
                Remic 94-65LL
                7.38%, 4/25/2024                                723,338
  3,308,000   Federal National Mortgage Assoc.
                Remic 94-61E
                7.50%, 4/25/2024                              3,388,210
  2,450,000   Federal National Mortgage Assoc.
                Remic 98-49DC
                8.50%, 8/20/2025                              2,586,564
    385,000   Federal National Mortgage Assoc.
                Remic G96-1PK
                7.50%, 6/17/2026                                399,865
  2,427,478   Federal National Mortgage Assoc.
                Remic 97-27Z
                7.50%, 4/18/2027                              2,459,778
    233,038   Federal National Mortgage Assoc.
                Remic 97-49B
                10.00%, 6/17/2027                               253,452
  4,469,917   Federal National Mortgage Assoc.
                Remic 98-62DC
                9.00%, 11/25/2028                             4,917,814
    823,525   Federal National Mortgage Assoc.
                Remic 2000-9ZX
                7.50%, 3/25/2030                                813,417
      2,188   Government National Mortgage Assoc.
                Pool #1350
                6.50%, 3/15/2002                                  2,200
        570   Government National Mortgage Assoc.
                Pool #2919
                8.00%, 2/15/2004                                    586
     14,372   Government National Mortgage Assoc.
                Pool #5214
                8.00%, 7/15/2005                                 14,866
     11,632   Government National Mortgage Assoc.
                Pool #11192
                7.25%, 4/15/2006                                 11,857
    111,650   Government National Mortgage Assoc.
                Pool #10260
                8.00%, 6/15/2006                                115,947
        494   Government National Mortgage Assoc.
                Pool #10855
                8.00%, 7/15/2006                                    513

$     2,332   Government National Mortgage Assoc.
                Pool #026113
                9.00%, 8/15/2008                           $      2,466
     10,106   Government National Mortgage Assoc.
                Pool #35238
                9.50%, 9/15/2009                                 10,857
PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
      8,921   Government National Mortgage Assoc.
                Pool #158361
                9.50%, 6/15/2016                                  9,656
     75,505   Government National Mortgage Assoc
                Pool #169957
                8.50%, 7/15/2016                                 79,414
      3,969   Government National Mortgage Assoc.
                Pool #157799
                9.00%, 7/15/2016                                  4,240
      1,615   Government National Mortgage Assoc.
                Pool #176069
                9.00%, 8/15/2016                                  1,725
     14,006   Government National Mortgage Assoc.
                Pool #177254
                9.00%, 9/15/2016                                 14,961
      3,293   Government National Mortgage Assoc.
                Pool #173806
                9.00%, 10/15/2016                                 3,517
    191,681   Government National Mortgage Assoc.
                Pool #152027
                8.00%, 10/20/2016                               199,729
      1,171   Government National Mortgage Assoc.
                Pool #179930
                9.50%, 12/15/2016                                 1,268
    135,475   Government National Mortgage Assoc.
                Pool #000675
                8.00%, 12/20/2016                               141,163
     11,486   Government National Mortgage Assoc.
                Pool #199032
                9.50%, 1/15/2017                                 12,432
    137,459   Government National Mortgage Assoc.
                Pool #196754
                8.50%, 2/15/2017                                144,533
     19,735   Government National Mortgage Assoc.
                Pool #000710
                8.00%, 2/20/2017                                 20,564
     83,303   Government National Mortgage Assoc.
                Pool #193256
                8.00%, 3/15/2017                                 87,157

See Notes to Financial Statements      32

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
$    59,806   Government National Mortgage Assoc.
                Pool #205624
                8.50%, 3/15/2017                           $     62,884
      7,323   Government National Mortgage Assoc.
                Pool #209105
                8.00%, 3/20/2017                                  7,630
     55,543   Government National Mortgage Assoc.
                Pool #202887
                8.00%, 4/15/2017                                 58,113
     93,385   Government National Mortgage Assoc.
                Pool #213606
                8.00%, 4/15/2017                                 97,705
      5,476   Government National Mortgage Assoc.
                Pool #216159
                8.00%, 4/15/2017                                  5,729
     16,344   Government National Mortgage Assoc.
                Pool #211434
                9.50%, 4/15/2017                                 17,691
     10,074   Government National Mortgage Assoc.
                Remic 1A
                0.00%, 5/20/2017                                  8,672
     97,060   Government National Mortgage Assoc.
                Pool #218150
                8.00%, 6/15/2017                                101,551
    170,243   Government National Mortgage Assoc.
                Pool #226673
                9.50%, 7/15/2017                                184,279
      2,102   Government National Mortgage Assoc.
                Pool #226855
                9.50%, 7/15/2017                                  2,276
      3,072   Government National Mortgage Assoc
                Pool #237572
                9.50%, 12/15/2017                                 3,326
      8,242   Government National Mortgage Assoc.
                Pool #226651
                9.50%, 6/15/2018                                  8,916
      2,781   Government National Mortgage Assoc.
                Pool #247493
                8.00%, 7/15/2018                                  2,909
        989   Government National Mortgage Assoc.
                Pool #266208
                9.50%, 8/15/2018                                  1,069
     29,632   Government National Mortgage Assoc.
                Pool #291195
                8.00%, 5/15/2020                                 30,958

$    16,900   Government National Mortgage Assoc.
                Pool #290123
                8.00%, 6/15/2020                           $     17,656
     57,043   Government National Mortgage Assoc.
                Pool #319342
                8.50%, 3/15/2022                                 59,682
PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
    130,238   Government National Mortgage Assoc.
                Pool #346560
                8.00%, 4/15/2023                                135,835
    268,461   Government National Mortgage Assoc.
                Pool #385850
                8.00%, 8/15/2024                                279,797
    710,356   Government National Mortgage Assoc.
                Pool #1977
                9.50%, 3/20/2025                                759,227
        187   Government National Mortgage Assoc.
                Remic 99-22A
                7.00%, 3/20/2027                                    187
    460,000   Government National Mortgage Assoc.
                Remic 97-8PE
                7.50%, 5/16/2027                                475,093
  1,000,000   Government National Mortgage Assoc.
                Remic 97-18J
                7.00%, 11/20/2027                             1,017,500
  1,298,710   Government National Mortgage Assoc.
                Remic 99-C
                7.00%, 2/16/2029                              1,274,190
  1,067,087   Government National Mortgage Assoc.
                Pool #511918
                8.25%, 9/15/2029                              1,108,234
    170,185   Government National Mortgage Assoc.
                Remic 99-31ZC
                8.00%, 9/16/2029                                185,393
  3,520,000   U.S. Treasury Bonds
                9.25%,2/15/2016                               4,861,655
  5,000,000   U.S. Treasury Zero Coupon Strips
                0.00%, 2/15/2006                              3,998,495
  6,180,000   U.S. Treasury Zero Coupon Strips
                0.00%, 2/15/2010                              3,952,969
                                                           ------------
Total United States Government and Agency Obligations
(Cost $115,698,151)                                        $118,647,459
                                                           ------------

See Notes to Financial Statements      33

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                        VALUE
------                                                        -----
                           SHORT TERM INVESTMENTS
              REPURCHASE AGREEMENT                   0.8%
$ 1,135,261   Bear Stearns & Co., Inc., Dated
                3/30/01, 5.25%, Due 4/2/01,
                Collateralized by $1,975,000 United
                States Treasury Strips Due 8/15/11
                (Value $1,158,456)                         $  1,135,261
Total Short Term Investments--Repurchase Agreement
(Cost $1,135,261)                                          $  1,135,261
                                                           ------------
Total Investments (Cost $147,951,799)               99.5%  $150,182,875
Other assets in excess of liabilities                0.5%       803,474
                                                   -----   ------------
TOTAL NET ASSETS                                   100.0%  $150,986,349
                                                   =====   ============

See Notes to Financial Statements      34

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $147,951,799)--Note 2(A)                                          $150,182,875
                          Receivable for investments sold                                         17,120
                          Receivable for units sold                                               17,131
                          Interest receivable                                                    898,850
                          Other assets                                                            15,862
                                                                                            ------------
                                                                                             151,131,838
                        LIABILITIES:
                          Payable for units redeemed                               $ 9,621
                          Payable to investment manager                             44,038
                          Accrued expenses                                          91,830       145,489
                                                                                   -------  ------------
                        NET ASSETS at value, applicable to 3,503,718 outstanding
                          units of beneficial interest--Note 5                              $150,986,349
                                                                                            ============
                        NET ASSET VALUE offering and redemption price per unit
                          ($150,986,349 divided by units 3,503,718)                         $      43.09
                                                                                            ============

                 Statement of Operations         Six Months ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                              $5,832,416
                            Securities lending                                        228
                                                                                  -------
                               Total Income                                                $ 5,832,644
                          Expenses:
                            Investment manager's fees--Note 3(A)                  255,431
                            Shareholder servicing fees and expenses--Note 3(B)    307,848
                            Custodian fees and expenses                            11,586
                            Legal and auditing fees                                11,797
                            Consultant fees                                         7,242
                            Trustees' fees and expenses--Note 3(C)                 13,644
                            Printing and Postage                                    8,228
                            Insurance                                              10,543
                            Other                                                  22,048
                                                                                  -------
                               Total Expenses                                                  648,367
                                                                                           -----------
                        INVESTMENT INCOME--NET                                               5,184,277
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS--Note 4:
                          Net realized (loss) on investments                      (374,779)
                          Unrealized appreciation on investments                  9,408,929
                                                                                  -------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                      9,034,150
                                                                                           -----------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $14,218,427
                                                                                           ===========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                 ENDED        YEAR ENDED
                                                                                3/31/01        9/30/00
                                                                              (UNAUDITED)     (AUDITED)
                                                                              ------------   ------------
                        NET INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                              $ 5,184,277    $ 11,834,989
                          Net realized (loss)                                    (374,779)     (1,748,276)
                          Net unrealized appreciation (depreciation)            9,408,929      (1,395,251)
                                                                              ------------   ------------
                          Net increase in net assets resulting from
                          operations                                           14,218,427       8,691,462
                                                                              ------------   ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                   9,325,295      35,035,493
                          Value of units redeemed                             (26,487,823)    (73,993,906)
                                                                              ------------   ------------
                          Net (decrease) in net assets resulting from
                            capital transactions                              (17,162,528)    (38,958,413)
                                                                              ------------   ------------
                          Net (decrease)                                       (2,944,101)    (30,266,951)
                        NET ASSETS at beginning of period                     153,930,450     184,197,401
                                                                              ------------   ------------
                        NET ASSETS at end of period                           $150,986,349   $153,930,450
                                                                              ============   ============

                   See Notes to Financial Statements

INTERMEDIATE-TERM BOND FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
CORPORATE BONDS                                               3.1%
$  150,000   American Express Credit Corp.
               7.45%, 8/10/2005                                     $   160,412
   115,000   Cooper Industries, Inc.
               Medium Term Note
               5.88%, 2/20/2003                                         114,693
   200,000   General Electric Capital Corp.
               7.00%, 6/25/2009                                         204,004
 1,005,000   Old Republic International Corp.
               7.00%, 6/15/2007                                       1,063,096
                                                                    -----------
Total Corporate Bonds (Cost $1,498,464)                             $ 1,542,205
                                                                    -----------
MORTGAGES                                                     9.6%
$  780,258   Bear Stearns Mortgage Securities
               Remic 1993-10 A9
               7.20%, 7/25/2024                                     $   789,832
   456,000   Capstead Securities Corp.
               Remic 1993-1E
               7.50%, 2/1/2023                                          466,073
   471,848   CitiCorp Mortgage Securities, Inc.
               Remic 1993-7 A3
               7.00%, 6/25/2023                                         477,614
   280,276   Collateralized Mortgage Obligation Trust
               Remic 27A
               7.25%, 4/23/2017                                         282,835
   124,457   DLJ Acceptance Trust
               Remic 1989-1F
               11.00%, 8/1/2019                                         138,239
    48,102   GE Capital Mortgage Services, Inc.
               Remic 1996-17 2A5
               7.25%, 12/25/2011                                         49,068
   300,000   GE Capital Mortgage Services, Inc.
               Remic 1996-3 A4
               7.00%, 3/25/2026                                         304,251
   254,626   GE Capital Mortgage Services, Inc.
               Remic 1996-HE3 A4
               7.49%, 9/25/2026                                         260,279
   500,000   GE Capital Mortgage Services, Inc.
               Remic 1997-92 A5
               7.00%, 10/25/2027                                        502,990
   680,445   GE Capital Mortgage Services, Inc.
               Remic 1998-2 A12
               7.00%, 1/25/2028                                         688,889
     5,565   John J Matterer
               8.50%, 1/1/2005                                            5,565

$   93,626   Prudential Home Mortgage Securities
               Remic 1992-42 A7
               7.00%, 1/25/2008                                     $    93,697
   152,250   Prudential Home Mortgage Securities
               Remic 1992-29 A9
               8.00%, 10/25/2022                                        157,233
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   196,153   Prudential Home Mortgage Securities
               Remic 1994-15 A7
               6.80%, 5/25/2024                                         196,500
   150,000   Residential Funding Mortgage Securities
               Remic 1992-S33 A11
               8.00%, 10/25/2022                                        152,879
   274,980   Residential Funding Mortgage Securities
               Remic 1996-S20 A7
               7.75%, 9/25/2026                                         280,441
                                                                    -----------
Total Mortgages (Cost $4,777,865)                                   $ 4,846,385
                                                                    -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                                83.1%
$  500,000   Federal Farm Credit Bank
               8.00%, 2/24/2010                                     $   527,274
   500,000   Federal Home Loan Bank
               6.54%, 9/8/2008                                          502,297
   150,000   Federal Home Loan Bank
               5.75%, 2/17/2009                                         149,950
   350,000   Federal Home Loan Bank
               8.10%, 5/25/2010                                         383,792
       347   Federal Home Loan Mortgage Corp.
               Pool #200034
               8.50%, 5/1/2001                                              347
       143   Federal Home Loan Mortgage Corp.
               Pool #200035
               9.00%, 5/1/2001                                              144
     1,114   Federal Home Loan Mortgage Corp.
               Pool #200040
               9.00%, 6/1/2001                                            1,120
     2,816   Federal Home Loan Mortgage Corp.
               Pool #212242
               7.50%, 7/1/2001                                            2,821
       487   Federal Home Loan Mortgage Corp.
               Pool #212719
               7.50%, 8/1/2001                                              488
     1,838   Federal Home Loan Mortgage Corp.
               Pool #320139
               8.00%, 9/1/2001                                            1,844

See Notes to Financial Statements      37

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
$    8,256   Federal Home Loan Mortgage Corp.
               Pool #213857
               7.50%, 11/1/2001                                     $     8,270
       978   Federal Home Loan Mortgage Corp.
               Pool #214040
               7.50%, 12/1/2001                                             980
     6,098   Federal Home Loan Mortgage Corp.
               Pool #200070
               7.50%, 4/1/2002                                            6,165
    10,501   Federal Home Loan Mortgage Corp.
               Pool #200071
               7.50%, 5/1/2002                                           10,617
    39,249   Federal Home Loan Mortgage Corp.
               Pool #251363
               8.75%, 5/1/2003                                           39,334
    85,850   Federal Home Loan Mortgage Corp.
               Gold Pool #E30900
               8.50%, 5/1/2006                                           88,865
    28,159   Federal Home Loan Mortgage Corp.
               Pool #290143
               8.50%, 8/1/2006                                           28,961
 1,000,000   Federal Home Loan Mortgage Corp.
               6.40%, 5/26/2008                                       1,000,323
 1,000,000   Federal Home Loan Mortgage Corp.
               6.22%, 6/24/2008                                       1,010,843
 1,000,000   Federal Home Loan Mortgage Corp.
               6.54%, 8/26/2008                                       1,000,026
 1,049,653   Federal Home Loan Mortgage Corp.
               Remic 1587Z
               6.50%, 10/15/2008                                      1,062,012
 1,000,000   Federal Home Loan Mortgage Corp.
               6.41%, 1/20/2009                                         999,374
 1,700,000   Federal Home Loan Mortgage Corp.
               6.00%, 2/10/2009                                       1,708,668
   165,000   Federal Home Loan Mortgage Corp.
               6.47%, 4/9/2009                                          164,964
 1,000,000   Federal Home Loan Mortgage Corp.
               7.00%, 5/27/2009                                       1,000,053
   300,000   Federal Home Loan Mortgage Corp.
               7.63%, 9/9/2009                                          311,017
   117,233   Federal Home Loan Mortgage Corp.
               Pool #301687
               9.00%, 2/1/2010                                          122,567
$  135,123   Federal Home Loan Mortgage Corp.
               Pool #298007
               12.00%, 2/1/2016                                     $   152,248

   400,852   Federal Home Loan Mortgage Corp.
               Remic 1899ZG
               8.00%, 6/15/2018                                         417,788
   340,272   Federal Home Loan Mortgage Corp.
               Pool #360037
               10.00%, 9/1/2018                                         373,470
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   175,768   Federal Home Loan Mortgage Corp.
               Remic 34D
               9.00%, 3/15/2020                                         183,819
    63,644   Federal Home Loan Mortgage Corp.
               Remic 1302PJ
               8.00%, 5/15/2021                                          64,227
   606,742   Federal Home Loan Mortgage Corp.
               Remic 1261J6
               8.00%, 7/15/2021                                          17,653
   500,000   Federal Home Loan Mortgage Corp.
               Remic 1332J
               8.00%, 8/15/2021                                         509,765
    85,602   Federal Home Loan Mortgage Corp.
               Remic 1311J
               7.50%, 9/15/2021                                          86,238
    27,688   Federal Home Loan Mortgage Corp.
               Remic 1397D
               7.00%, 10/15/2021                                         27,804
   594,688   Federal Home Loan Mortgage Corp.
               Remic 1316Z
               8.00%, 6/15/2022                                         617,508
   806,000   Federal Home Loan Mortgage Corp.
               Remic 1311K
               7.00%, 7/15/2022                                         826,206
   214,000   Federal Home Loan Mortgage Corp.
               Remic 1312I
               8.00%, 7/15/2022                                         221,417
   159,000   Federal Home Loan Mortgage Corp.
               Remic 1547PK
               7.00%, 10/15/2022                                        163,333
   212,679   Federal Home Loan Mortgage Corp.
               Remic 1706LB
               7.00%, 6/15/2023                                         214,309
   500,000   Federal Home Loan Mortgage Corp.
               Remic 1770PH
               8.00%, 8/15/2023                                         510,273

See Notes to Financial Statements      38

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
$  367,000   Federal Home Loan Mortgage Corp.
               Remic 1695EA
               7.00%, 12/15/2023                                    $   374,526
   225,000   Federal Home Loan Mortgage Corp.
               Remic 1663C
               7.00%, 1/15/2024                                         229,735
   209,125   Federal Home Loan Mortgage Corp.
               Remic 1669NR
               9.00%, 2/15/2024                                         203,485
    88,511   Federal Home Loan Mortgage Corp.
               Remic 1847B
               7.50%, 7/15/2024                                          89,957
   265,000   Federal Home Loan Mortgage Corp.
               Remic 1753D
               8.50%, 9/15/2024                                         277,103
   200,000   Federal Home Loan Mortgage Corp.
               Remic 1900N
               7.50%, 11/15/2024                                        205,023
   255,433   Federal Home Loan Mortgage Corp.
               Remic 1924A
               10.00%, 8/15/2025                                        270,357
 1,150,957   Federal Home Loan Mortgage Corp.
               Remic 2092DL
               8.50%, 9/15/2027                                       1,239,807
   280,165   Federal Home Loan Mortgage Corp.
               Remic 2046PZ
               6.50%, 2/15/2028                                         280,208
 1,000,121   Federal Home Loan Mortgage Corp.
               Remic 2137GT
               6.50%, 3/15/2029                                         971,074
       264   Federal National Mortgage Assoc.
               Pool #26607
               9.00%, 5/1/2001                                              265
        76   Federal National Mortgage Assoc.
               Pool #26707
               9.00%, 5/1/2001                                               77
     4,213   Federal National Mortgage Assoc.
               Pool #28645
               9.00%, 6/1/2001                                            4,241
     6,018   Federal National Mortgage Assoc.
               Pool #28785
               9.00%, 6/1/2001                                            6,057
       433   Federal National Mortgage Assoc.
               Pool #7242
               8.50%, 7/1/2001                                              435

$       78   Federal National Mortgage Assoc.
               Pool #29658
               8.50%, 7/1/2001                                      $        79
     1,656   Federal National Mortgage Assoc.
               Pool #29470
               9.00%, 7/1/2001                                            1,667
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
    11,447   Federal National Mortgage Assoc.
               Pool #46609
               8.00%, 5/1/2002                                           11,550
    20,032   Federal National Mortgage Assoc.
               Pool #46872
               8.00%, 5/1/2002                                           20,094
     1,563   Federal National Mortgage Assoc.
               Pool #47137
               8.00%, 5/1/2002                                            1,577
    36,990   Federal National Mortgage Assoc.
               Pool #47402
               8.00%, 5/1/2002                                           37,323
    27,410   Federal National Mortgage Assoc.
               Pool #47932
               8.00%, 5/1/2002                                           27,656
    14,793   Federal National Mortgage Assoc.
               Pool #48103
               8.00%, 5/1/2002                                           14,926
    47,769   Federal National Mortgage Assoc.
               Pool #50078
               8.50%, 6/1/2003                                           48,551
    58,060   Federal National Mortgage Assoc.
               Pool #355656
               7.00%, 8/1/2003                                           59,038
   168,811   Federal National Mortgage Assoc.
               Pool #82407
               9.00%, 3/1/2004                                          173,469
   108,506   Federal National Mortgage Assoc.
               Pool #104927
               11.00%, 4/1/2005                                         110,201
   100,000   Federal National Mortgage Assoc.
               Medium Term Note
               6.58%, 12/17/2007                                        102,564
 1,000,000   Federal National Mortgage Assoc.
               Medium Term Note
               6.44%, 1/7/2008                                        1,020,938
 1,895,000   Federal National Mortgage Assoc.
               Medium Term Note
               6.48%, 4/2/2008                                        1,895,106

See Notes to Financial Statements      39

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
$  789,236   Federal National Mortgage Assoc.
               Remic 1999-43
               7.50%, 12/25/2008                                    $   801,384
   652,262   Federal National Mortgage Assoc.
               Remic 1994-32Z
               6.50%, 3/25/2009                                         657,532
   500,000   Federal National Mortgage Assoc.
               6.36%, 4/9/2009                                          502,959
 1,000,000   Federal National Mortgage Assoc.
               Remic G93-32J
               6.75%, 5/25/2009                                       1,007,950
     9,078   Federal National Mortgage Assoc.
               Remic 29-1
               0.00%, 3/1/2018                                            7,929
   104,534   Federal National Mortgage Assoc.
               Pool #87277
               7.50%, 4/1/2018                                          107,191
    30,554   Federal National Mortgage Assoc.
               Remic 1991-141PH
               7.50%, 4/25/2019                                          30,676
   182,215   Federal National Mortgage Assoc.
               Remic 1989-62G
               8.60%, 10/25/2019                                        191,388
   193,273   Federal National Mortgage Assoc.
               Pool #522694
               10.50%, 2/1/2020                                         216,117
   415,000   Federal National Mortgage Assoc.
               Remic 1992-202J
               7.50%, 4/25/2020                                         427,720
   202,951   Federal National Mortgage Assoc.
               Remic 1990-132Z
               7.00%, 11/25/2020                                        207,978
   128,606   Federal National Mortgage Assoc.
               Pool #313205
               10.00%, 12/1/2020                                        140,652
   441,667   Federal National Mortgage Assoc.
               Remic 1992-135J
               7.50%, 2/25/2021                                         447,124
   400,000   Federal National Mortgage Assoc.
               Remic 1993-26K
               7.00%, 5/25/2021                                         407,808
    66,618   Federal National Mortgage Assoc.
               Remic 1992-131H
               7.50%, 6/25/2021                                          66,615
$  210,000   Federal National Mortgage Assoc.
               Remic G-41PT
               7.50%, 10/25/2021                                    $   218,937

   134,443   Federal National Mortgage Assoc.
               Remic 1991-142Pl
               8.00%, 10/25/2021                                        140,655
   276,000   Federal National Mortgage Assoc.
               Remic 1993-4K
               7.50%, 11/25/2021                                        285,127
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   121,040   Federal National Mortgage Assoc.
               Pool #525171
               9.00%, 12/1/2021                                         127,954
   200,000   Federal National Mortgage Assoc.
               Remic 1992-88L
               8.00%, 12/25/2021                                        207,881
   297,652   Federal National Mortgage Assoc.
               Remic 1993-1G
               7.50%, 1/25/2022                                         303,494
    57,302   Federal National Mortgage Assoc.
               Pool #124796
               10.50%, 4/1/2022                                          63,678
   508,637   Federal National Mortgage Assoc.
               Remic G92-40ZC
               7.00%, 7/25/2022                                         513,148
   450,379   Federal National Mortgage Assoc.
               Remic 1997-84B
               9.50%, 10/18/2022                                        462,644
   645,000   Federal National Mortgage Assoc.
               Remic 1993-54J
               6.75%, 10/25/2022                                        656,368
   192,000   Federal National Mortgage Assoc.
               Remic 1993-4LA
               8.00%, 1/25/2023                                         202,495
   700,000   Federal National Mortgage Assoc.
               Remic 1993-89D
               7.00%, 6/25/2023                                         698,522
     2,624   Federal National Mortgage Assoc.
               Remic 1993-244A
               0.00%, 11/25/2023                                          2,604
   230,000   Federal National Mortgage Assoc.
               Remic G93-38H
               6.50%, 12/25/2023                                        229,018
   365,073   Federal National Mortgage Assoc.
               Remic G93-40ZC
               6.50%, 12/25/2023                                        360,078

See Notes to Financial Statements      40

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
$2,207,292   Federal National Mortgage Assoc.
               Remic 1994-76KB
               0.00%, 4/25/2024                                     $ 2,016,584
 1,033,000   Federal National Mortgage Assoc.
               Remic 1994-75N
               7.00%, 4/25/2024                                       1,032,291
   943,663   Federal National Mortgage Assoc.
               Pool #303437
               9.00%, 6/1/2025                                          997,524
   343,975   Federal National Mortgage Assoc.
               Remic 1997-63A
               7.00%, 3/18/2026                                         346,245
   300,176   Federal National Mortgage Assoc.
               Remic 1998-34AV
               6.50%, 6/18/2028                                         301,680
     4,809   Government National Mortgage Assoc.
               Pool #8881
               8.25%, 3/15/2006                                           4,976
       764   Government National Mortgage Assoc.
               Pool #9335
               8.25%, 4/15/2006                                             791
   186,744   Government National Mortgage Assoc.
               Pool #9257
               8.25%, 6/20/2025                                         192,924
   444,277   Government National Mortgage Assoc.
               Pool #409781
               8.25%, 8/15/2025                                         460,924
   277,342   Government National Mortgage Assoc.
               Pool #2326
               8.50%, 11/20/2026                                        286,830

$1,102,650   Government National Mortgage Assoc.
               Pool #440640
               8.25%, 6/15/2027                                     $ 1,144,179
   171,274   Government National Mortgage Assoc.
               Pool #453323
               8.25%, 9/15/2027                                         177,724
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   291,430   Government National Mortgage Assoc.
               Pool #453336
               8.25%, 9/15/2027                                         302,406
   220,685   Government National Mortgage Assoc.
               Pool #427291
               8.25%, 12/15/2027                                        228,996
 2,000,000   U.S. Treasury Strips
               0.00%, 8/15/2002                                       1,890,838
                                                                    -----------
Total United States Government and Agency Obligations
  (Cost $41,252,688)                                                $41,874,801
                                                                    -----------
SHORT TERM INVESTMENTS
             REPURCHASE AGREEMENT 3.4%
$1,733,574   Bear Stearns & Co., Inc., Dated 3/30/01, 5.25%, Due
               4/2/01, Collateralized by $3,015,000 United States
               Treasury Strips Due 8/15/11 (Value $1,768,478)
                                                                    $ 1,733,574
                                                                    -----------
Total Short Term Investments--Repurchase Agreement (Cost
$1,733,574)                                                         $ 1,733,574
                                                                    -----------
Total Investments (Cost $49,262,591)                         99.2%  $49,996,965
Other assets in excess of liabilities                         0.8%      401,954
                                                            -----   -----------
Total Net Assets                                            100.0%  $50,398,919
                                                            =====   ===========

See Notes to Financial Statements      41

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $49,262,591)--Note 2(A)                                            $49,996,965
                          Receivable for investments sold                                         24,914
                          Receivable for units sold                                                4,245
                          Dividends and interest receivable                                      442,302
                          Other assets                                                            12,801
                                                                                             -----------
                                                                                              50,481,227
                        LIABILITIES:
                          Payable for units redeemed                                $   946
                          Payable to investment manager                              17,650
                          Accrued expenses                                           63,712       82,308
                                                                                    -------  -----------
                        NET ASSETS at value, applicable to 1,294,853 outstanding
                          units of beneficial interest--Note 5                               $50,398,919
                                                                                             ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($50,398,919 divided by 1,294,853 units)                           $     38.92
                                                                                             ===========

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                               $1,780,658
                                                                                   ---------
                               Total Income                                                   $1,780,658
                          Expenses:
                            Investment manager's fees--Note 3(A)                     102,809
                            Shareholder servicing fees and expenses--Note 3(B)       141,263
                            Custodian fees and expenses                                5,944
                            Legal and auditing fees                                   12,311
                            Consultant fees                                            7,242
                            Trustees' fees and expenses--Note 3(C)                    13,644
                            Printing and Postage                                       8,228
                            Insurance                                                  3,225
                            Other                                                     21,776
                                                                                   ---------
                               Total Expenses                                                   316,442
                                                                                              ---------
                        INVESTMENT INCOME--NET                                                1,464,216
                        REALIZED AND UNREALIZED GAIN (LOSS) ON
                          INVESTMENTS--Note 4:
                          Net realized (loss) on investments                         (61,354)
                          Unrealized appreciation on investments                   1,880,238
                                                                                   ---------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       1,818,884
                                                                                              ---------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $3,283,100
                                                                                              =========

                   See Notes to Financial Statements

                 Statement of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS      YEAR ENDED
                                                                                ENDED 3/31/01     9/30/00
                                                                                 (UNAUDITED)     (AUDITED)
                                                                                -------------   ------------
                        NET INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                                 $ 1,464,216    $  3,366,145
                          Net realized (loss)                                        (61,354)       (448,981)
                          Net unrealized appreciation                              1,880,238          70,880
                                                                                 -----------    ------------
                          Net increase in net assets resulting from operations     3,283,100       2,988,044
                                                                                 -----------    ------------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                      3,422,813      11,928,564
                          Value of units redeemed                                 (8,111,789)    (25,635,391)
                                                                                 -----------    ------------
                          Net (decrease) in net assets resulting from capital
                            transactions                                          (4,688,976)    (13,706,827)
                                                                                 -----------    ------------
                          Net (decrease)                                          (1,405,876)    (10,718,783)
                        NET ASSETS at beginning of period                         51,804,795      62,523,578
                                                                                 -----------    ------------
                        NET ASSETS at end of period                              $50,398,919    $ 51,804,795
                                                                                 ===========    ============

                   See Notes to Financial Statements

SHORT-TERM INVESTMENT FUND
Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
COMMERCIAL PAPER                                             17.0%
$  850,000   Liberty Mutual Capital Corp.
               5.03%, 4/10/2001                                     $   848,812
   850,000   McDonald's Corp.
               4.90%, 4/10/2001                                         848,843
   850,000   Merrill Lynch & Co., Inc. 4.90%, 4/17/2001                 848,033
   850,000   Philip Morris Cos., Inc.
               4.94%, 4/16/2001                                         848,134
                                                                    -----------
Total Commercial Paper (Cost $3,394,289)                            $ 3,393,822
                                                                    -----------
CORPORATE BONDS                                              10.3%
$  144,000   Bank of America Corp.
               8.13%, 2/1/2002                                      $   147,519
   500,000   General Electric Capital Corp.
               Medium Term Note
               5.96%, 5/14/2001                                         500,556
   750,000   General Motors Acceptance Corp.
               Medium Term Note
               5.95%, 4/20/2001                                         750,238
   657,000   Wal-Mart Stores, Inc.
               8.63%, 4/1/2001                                          657,043
                                                                    -----------
Total Corporate Bonds (Cost $2,055,059)                             $ 2,055,356
                                                                    -----------
MORTGAGES                                                     1.5%
$  295,884   Vendee Mortgage Trust
               Remic 1993-1 H
               7.00%, 3/15/2002                                     $   297,692
                                                                    -----------
Total Mortgages (Cost $295,195)                                     $   297,692
                                                                    -----------
UNITED STATES GOVERNMENT AND AGENCY
  OBLIGATIONS                                                56.1%
$  250,000   Federal Farm Credit Bank
               Medium Term Note
               6.94%, 5/3/2001                                      $   250,379
   300,000   Federal Farm Credit Bank
               Medium Term Note
               6.32%, 6/4/2001                                          300,856
   250,000   Federal Farm Credit Bank
               Medium Term Note
               5.44%, 11/16/2001                                        250,264
   300,000   Federal Farm Credit Bank
               7.02%, 11/1/2002                                         300,593
 1,000,000   Federal Farm Credit Bank
               5.32%, 2/27/2003                                       1,002,911
   100,000   Federal Home Loan Bank
               6.41%, 4/10/2001                                         100,032

$  475,000   Federal Home Loan Bank
               6.29%, 8/24/2001                                     $   478,319
   100,000   Federal Home Loan Bank
               5.15%, 11/5/2001                                         100,057
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   100,000   Federal Home Loan Bank
               4.96%, 11/20/2001                                        100,289
    50,000   Federal Home Loan Bank
               5.52%, 4/19/2002                                          50,023
   400,000   Federal Home Loan Bank
               7.25%, 5/30/2002                                         401,734
   375,000   Federal Home Loan Bank
               7.46%, 6/5/2002                                          376,901
   290,000   Federal Home Loan Bank
               6.00%, 7/2/2002                                          291,070
   270,000   Federal Home Loan Bank
               6.17%, 7/9/2002                                          271,193
 1,000,000   Federal Home Loan Bank
               5.50%, 7/29/2002                                       1,000,765
   200,000   Federal Home Loan Bank
               6.15%, 11/20/2002                                        200,428
 1,000,000   Federal Home Loan Bank
               5.01%, 4/17/2003                                         999,688
   158,717   Federal Home Loan Mortgage Corp.
               Gold Pool #L90214
               6.50%, 5/1/2001                                          158,837
   150,000   Federal Home Loan Mortgage Corp.
               5.75%, 6/15/2001                                         150,373
   159,669   Federal Home Loan Mortgage Corp.
               Gold Pool #G40285
               7.50%, 7/1/2001                                          160,442
     5,422   Federal Home Loan Mortgage Corp.
               Pool #200043
               9.00%, 7/1/2001                                            5,447
   257,526   Federal Home Loan Mortgage Corp.
               Gold Pool #M90463
               7.00%, 8/1/2001                                          258,782
    87,919   Federal Home Loan Mortgage Corp.
               Gold Pool #N95881
               7.00%, 8/1/2001                                           88,018
    81,853   Federal Home Loan Mortgage Corp.
               Gold Pool #M80333
               8.00%, 8/1/2001                                           82,267
    11,178   Federal Home Loan Mortgage Corp.
               Pool #200047
               8.50%, 8/1/2001                                           11,221

See Notes to Financial Statements      44

Statement of Investments
March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
$  293,698   Federal Home Loan Mortgage Corp.
               Pool #220011
               8.75%, 8/1/2001                                      $   294,860
   137,140   Federal Home Loan Mortgage Corp.
               Remic 1297K
               7.50%, 9/15/2001                                         137,552
   144,744   Federal Home Loan Mortgage Corp.
               Gold Pool #M80341
               7.50%, 10/1/2001                                         145,444
    76,519   Federal Home Loan Mortgage Corp.
               Gold Pool #L80130
               8.00%, 11/1/2001                                          76,906
   100,000   Federal Home Loan Mortgage Corp.
               Medium Term Note
               6.13%, 1/16/2003                                         100,127
 1,600,000   Federal Home Loan Mortgage Corp.
               Medium Term Note
               5.00%, 4/11/2003                                       1,598,750
   173,867   Federal National Mortgage Assoc.
               Pool #250065
               7.00%, 4/1/2001                                          173,873
       670   Federal National Mortgage Assoc.
               Pool #190778
               6.00%, 5/1/2001                                              668
    85,621   Federal National Mortgage Assoc.
               Pool #250131
               8.00%, 8/1/2001                                           86,374
   275,000   Federal National Mortgage Assoc.
               Medium Term Note
               5.25%, 10/1/2001                                         275,000

$  500,000   Federal National Mortgage Assoc.
               Medium Term Note
               5.38%, 11/19/2001                                    $   500,000
    60,862   Federal National Mortgage Assoc
               Pool #250161
               7.50%, 12/1/2001                                          61,297
PRINCIPAL
AMOUNT                                                                 VALUE
------                                                                 -----
   252,000   Federal National Mortgage Assoc.
               Medium Term Note
               5.10%, 2/22/2002                                         252,109
   104,738   Federal National Mortgage Assoc.
               Pool #316104
               7.50%, 6/1/2002                                          105,929
                                                                    -----------
Total United States Government And Agency Obligations
(Cost $11,166,151)                                                  $11,199,778
                                                                    -----------
SHORT TERM INVESTMENT
             REPURCHASE AGREEMENT                                         27.3%
$5,455,497   Bear Stearns & Co., Inc., Dated
               3/30/01, 5.25%, Due 4/2/01,
               Collateralized by $9,490,000 United
               States Treasury Strips Due 8/15/11
               (Value $5,566,454)                                   $ 5,455,497
                                                                    -----------
Total Short Term Investments--
Repurchase Agreement (Cost $5,455,497)                              $ 5,455,497
                                                                    -----------
Total Investments (Cost $22,366,191)                        112.2%  $22,402,145
Liabilities in excess of other assets                       (12.2)%  (2,432,695)
                                                            -----   -----------
Total Net Assets                                            100.0%  $19,969,450
                                                            =====   ===========

See Notes to Financial Statements      45

                 Statement of Assets and Liabilities  March 31, 2001 (Unaudited)
                 ---------------------------------------------------------------

                        ASSETS:
                          Investments in securities at value (cost
                          $22,366,191)--Note 2(A)                                           $22,402,145
                          Receivable for investments sold                                         6,469
                          Receivable for units sold                                               6,123
                          Dividends and interest receivable                                     192,187
                          Other assets                                                           20,249
                                                                                            -----------
                                                                                             22,627,173
                        LIABILITIES:
                          Payable for investments purchased                       $2,598,938
                          Payable for units redeemed                                 7,153
                          Payable to investment manager                              4,304
                          Accrued expenses                                          47,328    2,657,723
                                                                                  --------  -----------
                        NET ASSETS at value, applicable to 787,131 outstanding
                          units of beneficial interest--Note 5                              $19,969,450
                                                                                            ===========
                        NET ASSET VALUE offering and redemption price per unit
                          ($19,969,450 divided by 787,131 units)                            $     25.37
                                                                                            ===========

                 Statement of Operations         Six Months Ended March 31, 2001
                 (Unaudited)
                 ---------------------------------------------------------------

                        INVESTMENT INCOME:
                          Income:
                            Interest                                                  $595,664
                            Securities lending                                             169
                                                                                      --------
                               Total Income                                                      $595,833
                          Expenses:
                            Investment manager's fees--Note 3(A)                        23,436
                            Shareholder servicing fees and expenses--Note 3(B)          56,247
                            Custodian fees and expenses                                  3,714
                            Legal and auditing fees                                     10,691
                            Consultant fees                                              7,242
                            Trustees' fees and expenses--Note 3(C)                      13,644
                            Printing and Postage                                         8,228
                            Insurance                                                      923
                            Other                                                       17,538
                                                                                      --------
                               Total Expenses                                          141,663
                               Less expense reimbursement--Note 3(A)                   (66,807)
                                                                                      --------
                               Net Expenses                                                        74,856
                                                                                                 --------
                        INVESTMENT INCOME--NET                                                    520,977
                        REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4:
                          Net realized gain on investments                              20,743
                          Unrealized appreciation on investments                        61,487
                                                                                      --------
                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                            82,230
                                                                                                 --------
                        NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $603,207
                                                                                                 ========

                   See Notes to Financial Statements

                 Statements of Changes in Net Assets
                 ---------------------------------------------------------------

                                                                                 SIX MONTHS       YEAR
                                                                                    ENDED         ENDED
                                                                                   3/31/01       9/30/00
                                                                                 (UNAUDITED)    (AUDITED)
                                                                                 -----------   -----------
                        NET INCREASE (DECREASE) IN NET ASSETS FROM:
                        OPERATIONS:
                          Investment income--net                                 $  520,977    $ 1,235,571
                          Net realized gain (loss)                                   20,743        (33,216)
                          Net unrealized appreciation (depreciation)                 61,487         (9,912)
                                                                                 -----------   -----------
                          Net increase in net assets resulting from operations      603,207      1,192,443
                                                                                 -----------   -----------
                        CAPITAL TRANSACTIONS--Note 5:
                          Value of units sold                                     5,808,948     17,448,731
                          Value of units redeemed                                (5,612,812)   (26,757,039)
                                                                                 -----------   -----------
                          Net increase (decrease) in net assets resulting from
                          capital transactions                                      196,136     (9,308,308)
                                                                                 -----------   -----------
                          Net increase (decrease)                                   799,343     (8,115,865)
                          NET ASSETS at beginning of period                      19,170,107     27,285,972
                                                                                 -----------   -----------
                          NET ASSETS at end of period                            $19,969,450   $19,170,107
                                                                                 ===========   ===========

                   See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS
                 NOTE 1--GENERAL
                     Participation in RSI Retirement Trust ("RSI") is limited to
                 IRA's and trusts established by eligible employers, which include banks, savings banks, credit unions, savings and loan associations and other organizations determined by the Trustees of RSI to have business interests in common with organizations participating in RSI. Such trusts are exempt from taxation under Section 501(a) of the Internal Revenue Code ("Code") and have been established under pension or profit sharing plans which are qualified under Section 401 of the Code ("Participating Plans").

                     In order to provide investment products to Participating
                 Plans, RSI operates, pursuant to an Agreement and Declaration of Trust amended effective as of August 31, 1984 ("Trust Agreement"), as a series fund currently issuing, as of March 31, 2001, seven classes of units of beneficial interest:
                 Core Equity Fund, Emerging Growth Equity Fund, Value Equity Fund, International Equity Fund, Actively Managed Bond Fund, Intermediate-Term Bond Fund and Short-Term Investment Fund ("Investment Funds"). The Trust Agreement was amended in 1984 to provide for the continued operation of RSI as an open-end management investment company under the Investment Company Act of 1940 ("Act"). Retirement System Distributors Inc. ("Distributors") acts as the distributor of the Investment Funds' units of beneficial interest. The Distributor is a wholly owned subsidiary of Retirement System Group Inc. ("RSGroup-Registered Trademark-").

                     The financial statements of the Investment Funds are
                 presented on a combined and individual basis. The combined financial statements should be read in conjunction with the individual financial statements.

                 NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

                 (A) SECURITIES VALUATION:  Except for debt securities with remaining maturities of 60 days or less, investments for which market prices are available are valued as follows:

                     (1) each listed equity security is valued at its closing
                         price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current closing price or bid price;

                     (2) each unlisted equity security quoted on the NASDAQ is
                         valued at the last current bid price obtained from the NASDAQ;

                     (3) United States Government and agency obligations and
                         certain other debt obligations are valued based upon bid quotations from various market makers for identical or similar obligations;

                     (4) short-term money market instruments (such as
                         certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotation or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings.

                     Debt securities with remaining maturities of 60 days or
                 less are valued on the basis of amortized cost. In the absence of an ascertainable market value, investments are valued at their fair value as determined by the officers of RSI using methods and procedures reviewed and approved by the RSI's Trustees.

                     Investments and other assets and liabilities denominated in foreign currencies are translated to United States dollars at the prevailing rate of exchange. It is not practical to isolate that portion of income arising from changes in the exchange rates from the portion arising from changes in the market prices of securities.

                 (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME:  Securities
                     transactions are recorded on a trade date plus one basis. Realized gain and loss from securities transactions are recorded on a specific cost basis. Dividend income is recognized on the ex-dividend date or when the dividend information is known; interest income, including, where applicable, amortization of discount and premium on investments and zero coupon bonds, is recognized on an accrual basis.

                     The Investment Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Investment Funds' Manager, subject to the sellers' agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Investment Funds' custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Investment Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Investment Funds maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

                 (C) SECURITIES LOANS:  The Investment Funds lend their
                     securities to other market participants and receive compensation in the form of fees or they retain a portion of interest on the investment of any cash received as collateral. The Investment Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Investment Funds.

                     Collateral is recognized as an asset and the obligation to return the collateral is recognized as a liability in all cases where cash collateral is received. When other forms of collateral are received the assets and liabilities are generally not recognized as the counterparties have the ability to reclaim the collateral on short notice from the funds.

                 (D) DIVIDENDS TO UNITHOLDERS:  RSI does not normally declare nor pay dividends on its net investment income or capital gains.

                 (E) FEDERAL INCOME TAXES:  RSI has received a determination letter from the Internal Revenue Service stating that it is exempt from taxation under Section 501(a) of the Internal Revenue Code with respect to funds derived from Participating Plans which are pension or profit sharing trusts maintained in conformity with Section 401 of the Code.

                 (F) ACCOUNTING ESTIMATES:  The preparation of financial
                     statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the year. Actual results could differ from those estimates.

                 (G) OTHER:  RSI accounts separately for the assets, liabilities and operations of each Investment Fund. Expenses directly attributed to each Investment Fund are charged to that Investment Fund's operations; expenses which are applicable to all Investment Funds are allocated among them.

                     Administrative expenses incurred by RSI relating to the administration of Plans of Participation are charged to Full Participation Employers (as defined in the Trust Agreement) and are not included in the operation of the Investment Funds.

                     The Investment Funds may enter into financial futures contracts which require initial margin deposits of cash or U.S. Government securities equal to approximately 10% of the value of the contract. During the period the financial futures are open, changes in the value of the contracts are recognized by "marking to market" on a daily basis to reflect the market value of the contracts at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. The Investment Fund is exposed to market risk as a result of movements in securities' values and interest rates.

                 (H) OPTIONS VALUATION:  The Investment Funds may write call options on equity securities. Premiums received for call options written are recorded as a liability and "marked to market" daily to reflect the current value of the option written. If the written option is not exercised prior to expiration, the premium received is treated as a realized gain. If the written option is exercised, the premium received is added to the sale proceeds of the underlying security.

                 NOTE 3--INVESTMENT MANAGERS' FEES AND OTHER TRANSACTIONS WITH AFFILIATES

                 (A) Retirement System Investors Inc. ("Investors") is the
                     Investment Advisor for each investment Fund. Investors has retained sub-advisors to manage the International Equity Fund and a portion of the Emerging Growth Equity Fund. Investors acts as Investment Manager to the remaining Trust Investment Funds, and in the case of all Investment Funds, exercises general oversight with respect to the portfolio management, including reporting of manager performance to the Trustees and Investment Committee, compliance matters, sub-advisory portfolio analysis, and presentations to unitholders.

                     Fees incurred by Investors pursuant to the provisions of its investment management contracts are payable monthly to Investors and quarterly to all sub-advisors and are computed based on the value of the net assets of each Investment Fund determined on a monthly or quarterly basis as appropriate at the rates listed in the following table.

                     The table of rates below are those as of September 30, 2000 as approved by the unitholders.

                            INVESTMENT FUND             INVESTMENT MANAGER              FEE
                            ---------------             ------------------              ---
                            Core Equity Fund           Retirement System     .60% on first $50 million
                                                       Investors Inc.        .50% on next $150 million,
                                                                             and .40% over $200 million
                            Value Equity Fund          Retirement System     .60% on first $50 million,
                                                       Investors Inc.        .50% on next $150 million,
                                                                             and .40% over $200 million
                            Emerging Growth            Retirement System     1.00%
                              Equity Fund              Investors Inc.        1.00% on first $25
                                                       HLM Management        million,
                                                       Company, Inc          .80% on next $25 million,
                                                       (sub-advisor)         and .60% over $50 million
                            International              Bank of Ireland       .75% on first $20 million,
                              Equity Fund              Asset                 .50% on next $30 million,
                                                       Management (U.S.)     and .35% over $50 million
                                                       Limited
                                                       (sub-advisor)
                            Actively Managed           Retirement System     .40% on first $50 million,
                                                       Investors Inc.
                              Bond Fund                                      .30% on next $100 million,
                                                                             and .20% over $150 million
                            Intermediate-Term          Retirement System     .40% on first $50 million,
                                                       Investors Inc.
                              Bond Fund                                      .30% on next $100 million,
                                                                             and .20% over $150 million
                            Short-Term                 Retirement System     .25% on first $50 million,
                              Investment Fund          Investors Inc.        and .20% over $50 million

                     RSI's investment management agreement with Investors provides for Investor's to receive a management fee of 0.20% per annum of the average daily net assets of the Investment Funds that employ a sub-advisor. For the six months ended March 31, 2001, Investors has voluntarily waived a portion of its investment manager's fee from the Short-Term Investment Fund amounting to $66,807 to limit the Fund's annual expenses to 0.80% of average net assets.

                 (B) Shareholder servicing fees and expenses for the year ended consist of fees paid to Retirement System Consultants Inc., (a subsidiary of RSGROUP-Registered Trademark-) under a contract for providing administrative services for the Investment Funds. The fee arrangement applicable for each of the Investment Funds is as follows:

          AVERAGE NET ASSETS                    FEE
          ------------------                    ---
          First $25 million                     .60%
          Next $25 million                      .50%
          Next $25 million                      .40%
          Over $75 million                      .30%

                 (C) Each Trustee who is not an officer of RSI receives an
                     annual fee of $9,500 and a fee of $950 per meeting attended, except that such fee is $400 for a telephonic meeting. Such Trustees also participate in a deferred compensation plan which permits each Trustee to defer payment of a portion of their fees. A Trustee and several officers of RSI are also officers of RSGROUP-Registered Trademark- and its subsidiaries.

                 NOTE 4--SECURITIES TRANSACTIONS
                     The following summarizes the securities transactions, other than short-term securities, by the various Investment Funds for the six months ended March 31, 2001:

                                                                      PURCHASES       SALES
                                                                      ---------       -----
                        Core Equity Fund                             $19,193,044   $ 9,538,111
                        Value Equity Fund                             20,021,521    20,214,626
                        Emerging Growth Equity Fund                   41,239,493    37,603,042
                        International Equity Fund                      7,394,834     5,386,397
                        Actively Managed Bond Fund                    11,717,467    23,731,492
                        Intermediate-Term Bond Fund                    5,071,176     8,511,750

                     Net unrealized appreciation (depreciation) consisting of
                 gross unrealized appreciation and gross unrealized depreciation at March 31, 2001 for each of the Investment Funds was as follows:

                                                       NET UNREALIZED      GROSS          GROSS
                                                        APPRECIATION     UNREALIZED     UNREALIZED
                                                       (DEPRECIATION)   APPRECIATION   DEPRECIATION
                                                       --------------   ------------   ------------
                        Core Equity Fund                $ 77,244,345    $86,852,537    $ (9,608,192)
                        Value Equity Fund                 12,662,198     17,828,919      (5,166,721)
                        Emerging Growth Equity Fund      (14,120,524)     9,665,126     (23,785,650)
                        International Equity Fund         (5,661,423)     3,309,432      (8,970,855)
                        Actively Managed Bond Fund         2,231,076      3,912,997      (1,681,921)
                        Intermediate-Term Bond Fund          734,374        800,156         (65,782)
                        Short-Term Investment Fund            35,954         37,082          (1,128)

                     The following summarizes the market value of securities
                 that were on loan to brokers and the value of securities and cash held as collateral for these loans at March 31, 2001:

                                                                      VALUE OF
                                                                     SECURITIES     VALUE OF
                                                                       LOANED      COLLATERAL
                                                                       ------      ----------
                        Core Equity Fund                             $ 3,363,774   $ 3,490,786
                        Value Equity Fund                              6,754,268     6,871,550
                        Actively Managed Bond Fund                       116,441       120,245
                        Emerging Growth Equity Fund                   12,814,311    13,385,299
                        International Equity Fund                      5,489,114     5,821,608

                     These securities lending arrangements may result in
                 significant credit exposure in the event the counterparty to the transaction is unable to fulfill its contractual obligations. In accordance with industry practice, the securities lending agreements are generally collaterized by cash or securities with a market value in excess of the Investment Funds obligation under the contract. The Investment Funds attempt to minimize credit risk associated with these activities by monitoring broker credit exposure and collateral values on a daily basis and requiring additional collateral to be deposited with or returned to the Investment Funds when deemed necessary.

                     For the six months ended March 31, 2001 the Emerging Growth
                 Equity Fund and the Value Equity Fund, each had expenses paid through brokerage/service arrangements which amounted to $5,087 and $6,082 respectively.

                 NOTE 5--CAPITAL TRANSACTIONS:
                     At March 31, 2001 there were an unlimited number of units
                 of beneficial interest authorized for each Investment Fund.

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the six months ended March 31, 2001 were as follows:

                                                      CORE EQUITY                     VALUE EQUITY
                                                          FUND                            FUND
                                                          ----                            ----
                                                 UNITS         AMOUNT             UNITS        AMOUNT
                                                 -----         ------             -----        ------
                        Units sold               170,496    $ 17,777,935         109,079     $ 9,736,890
                        Units redeemed          (100,750)    (10,743,063)        (72,908)     (6,598,879)
                                                --------    ------------         -------     -----------
                        Net increase
                         (decrease)               69,746    $  7,034,872          36,171     $ 3,138,011
                                                ========    ============         =======     ===========

                                                      EMERGING GROWTH                  INTERNATIONAL
                                                        EQUITY FUND                     EQUITY FUND
                                                        -----------                     -----------
                                                   UNITS        AMOUNT             UNITS        AMOUNT
                                                   -----        ------             -----        ------
                        Units sold                 89,023     $ 8,886,856         108,037     $ 6,123,707
                        Units redeemed            (49,544)     (4,999,932)        (35,675)     (2,130,306)
                                                  -------     -----------         -------     -----------
                        Net increase (decrease)    39,479     $ 3,886,924          72,362     $ 3,993,401
                                                  =======     ===========         =======     ===========

                                                    ACTIVELY MANAGED                INTERMEDIATE-TERM
                                                       BOND FUND                        BOND FUND
                                                       ---------                        ---------
                                                 UNITS         AMOUNT             UNITS        AMOUNT
                                                 -----         ------             -----        ------
                        Units sold               225,286    $  9,325,295           90,258    $ 3,422,813
                        Units redeemed          (637,133)    (26,487,823)        (213,651)    (8,111,789)
                                                --------    ------------         --------    -----------
                        Net increase
                         (decrease)             (411,847)   $(17,162,528)        (123,393)   $(4,688,976)
                                                ========    ============         ========    ===========

                                                       SHORT-TERM
                                                     INVESTMENT FUND
                                                     ---------------
                                                  UNITS        AMOUNT
                                                  -----        ------
                        Units sold                231,608    $ 5,808,948
                        Units redeemed           (225,010)    (5,612,812)
                                                 --------    -----------
                        Net increase (decrease)     6,598    $   196,136
                                                 ========    ===========

                     Transactions in the units of beneficial interest of each
                 Investment Fund for the year ended September 30, 2000 were as follows:

                                                         CORE                            VALUE
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
                        Units sold              457,165    $ 52,313,461          292,308    $ 22,506,304
                        Units redeemed         (397,897)    (45,240,744)        (466,623)    (37,303,210)
                                               --------    ------------         --------    ------------
                        Net increase
                         (decrease)              59,268    $  7,072,717         (174,315)   $(14,796,906)
                                               ========    ============         ========    ============

                                                   EMERGING GROWTH                   INTERNATIONAL
                                                     EQUITY FUND                      EQUITY FUND
                                                     -----------                      -----------
                                                UNITS         AMOUNT             UNITS         AMOUNT
                                                -----         ------             -----         ------
                        Units sold              440,240    $ 50,850,883          257,272    $ 16,774,286
                        Units redeemed         (629,817)    (74,936,848)        (217,526)    (13,765,035)
                                               --------    ------------         --------    ------------
                        Net increase
                         (decrease)            (189,577)   $(24,085,965)          39,746    $  3,009,251
                                               ========    ============         ========    ============

                                                    ACTIVELY MANAGED                 INTERMEDIATE-TERM
                                                       BOND FUND                         BOND FUND
                                                       ---------                         ---------
                                                 UNITS          AMOUNT             UNITS         AMOUNT
                                                 -----          ------             -----         ------
                        Units sold                932,288    $ 35,035,493          340,455    $ 11,928,564
                        Units redeemed         (1,966,932)    (73,933,906)        (732,367)    (25,635,391)
                                               ----------    ------------         --------    ------------
                        Net increase
                         (decrease)            (1,034,644)   $(38,958,413)        (391,912)   $(13,706,827)
                                               ==========    ============         ========    ============

                                                       SHORT-TERM
                                                    INVESTMENT FUND
                                                    ---------------
                                                 UNITS          AMOUNT
                                                 -----          ------
                        Units sold                734,869    $ 17,448,731
                        Units redeemed         (1,126,219)    (26,757,039)
                        Net increase
                         (decrease)              (391,350)   $ (9,308,308)
                                               ==========    ============

                     Net Assets at March 31, 2001 are comprised as follows:

                                                                                 EMERGING
                                                 CORE EQUITY       VALUE       GROWTH EQUITY   INTERNATIONAL
                                                    FUND            FUND           FUND         EQUITY FUND
                                                    ----            ----           ----         -----------
                        Paid-in capital
                          (deficit)             $(184,665,303)  $(44,395,611)  $(64,332,978)    $12,541,397
                        Accumulated income
                          (loss)                   50,582,811     21,246,285     (6,608,004)     (1,892,054)
                        Accumulated realized
                          gain                    218,510,026    101,297,135    150,418,588      47,538,095
                        Unrealized
                          appreciation
                          (depreciation)           77,244,345     12,662,197    (14,120,525)     (5,661,422)
                                                -------------   ------------   ------------     -----------
                                                $ 161,671,879   $ 90,810,006   $ 65,357,081     $52,526,016
                                                =============   ============   ============     ===========

                                                            ACTIVELY      SHORT-TERM
                                                            MANAGED       INVESTMENT    INTERMEDIATE-TERM
                                                           BOND FUND         FUND           BOND FUND
                                                           ---------         ----           ---------
                        Paid-in capital (deficit)         $(80,836,018)  $(26,437,633)    $(100,720,264)
                        Accumulated income                 193,969,532     45,094,440       134,744,317
                        Accumulated realized gain           35,621,760      1,276,689        15,640,493
                        Unrealized appreciation              2,231,075         35,954           734,373
                                                          ------------   ------------     -------------
                                                          $150,986,349   $ 19,969,450     $  50,398,919
                                                          ============   ============     =============

                 NOTE 6--FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK:
                     The Investment Funds may participate in writing equity call options, which have off-balance sheet risk of accounting loss. These financial instruments involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. A written equity call option obligates an Investment Fund to deliver the underlying security upon exercise by the holder of the option. The Investment Funds cover options written by owning the underlying security. For the six months ended March 31, 2001, the Investment Funds did not participate in writing equity call options.

                     As of March 31, 2001, the International Equity Fund had
                 outstanding forward currency contracts as set forth below. These contracts are reported in the financial statements at the Fund's net unrealized gain of $71,950 which is the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at March 31, 2001.

                                                                      SETTLEMENT   UNREALIZED
                                      FORWARD CURRENCY CONTRACTS         DATE      GAIN (LOSS)
                                      --------------------------         ----      -----------
                                   Long Contracts
                        4,980,601    Japanese Yen for U.S. $40,830       4/2/01       $(1,086)
                                                                                      -------
                                   Short Contracts
                        29,703,000   Japanese Yen for U.S. $258,546      4/9/01        21,454
                        60,930,000   Japanese Yen for U.S. $529,826     5/29/01        41,468
                        39,980,000   Japanese Yen for U.S. $331,729     6/29/01        10,114
                                                                                      -------
                                                                                      $73,036
                                                                                      -------
                                     Net Unrealized Gain                              $71,950
                                                                                      =======

                 NOTE 7--FINANCIAL HIGHLIGHTS

                                                                                  CORE EQUITY FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                  $ 118.08     $ 106.30     $  79.41     $  76.11     $  56.57     $  46.71
                                                     --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net           0.36         0.33         0.37         0.58         0.60         0.72
                        Net realized and
                          unrealized gain on
                          investments                  (27.07)       11.45        26.52         2.72        18.94         9.14
                                                     --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                   (26.71)       11.78        26.89         3.30        19.54         9.86
                                                     --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of
                          the Period                 $  91.37     $ 118.08     $ 106.30     $  79.41     $  76.11     $  56.57
                                                     ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                  (22.62)%      11.08 %      33.86 %       4.34 %      34.54 %      21.11 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                      (1.00)%      (0.99)%      (0.97)%      (0.94)%      (0.90)%      (0.92)%
                          Investment Income--net         0.66 %       0.29 %       0.37 %       0.72 %       0.92 %       1.40 %
                        Portfolio Turnover Rate+         5.80 %       5.86 %       8.89 %       5.62 %       5.68 %       9.95 %
                        Net Assets at End of the
                          Period ($1,000's)          $161,672     $200,691     $174,373     $176,367     $212,273     $217,356

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  VALUE EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  88.10     $  72.01     $  56.27     $  57.36     $  39.67     $  32.63
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            0.35         0.73         0.66         0.57         0.60         0.72
                        Net realized and unrealized
                          gain (loss) on
                          investments                    (1.14)       15.36        15.08        (1.66)       17.09         6.32
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                     (0.79)       16.09        15.74        (1.09)       17.69         7.04
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  87.31     $  88.10     $  72.01     $  56.27     $  57.36     $  39.67
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                    (0.90)%      22.34 %      27.97 %      (1.90)%      44.59 %      21.58 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses (gross)               (1.16)%      (1.05)%      (1.02)%      (1.11)%      (1.20)%      (1.20)%
                          Investment Income--net          0.77 %       0.91 %       0.94 %       0.93 %       1.26 %       1.98 %
                        Portfolio Turnover Rate+         23.31 %      71.85 %      90.14 %      95.66 %      99.25 %      61.53 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 90,810     $ 88,445     $ 84,839     $ 63,931     $ 60,389     $ 52,231

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                             EMERGING GROWTH EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $ 131.34     $  80.96     $  54.90     $  84.47     $  67.07     $  52.58
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:
                        Investment (loss)--net           (0.55)       (1.62)       (1.05)       (0.90)       (0.95)       (0.90)
                        Net realized and unrealized
                          gain (loss) on
                          investments                   (48.16)       52.00        27.11       (28.67)       18.35        15.39
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                    (48.71)       50.38        26.06       (29.57)       17.40        14.49
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  82.63     $ 131.34     $  80.96     $  54.90     $  84.47     $  67.07
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                   (37.09)%      62.23 %      47.47 %     (35.01)%      25.94 %      27.56 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses (gross)               (1.87)%      (1.79)%      (1.99)%      (1.94)%      (1.98)%      (1.91)%
                          Investment (loss)--net         (1.05)%      (1.37)%      (1.55)%      (1.22)%      (1.39)%      (1.54)%
                        Portfolio Turnover Rate+         51.71 %     137.97 %     222.98 %     204.41 %     177.68 %     150.40 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 65,357     $ 98,703     $ 76,191     $ 55,287     $ 91,589     $ 92,136

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                              INTERNATIONAL EQUITY FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  61.82     $  55.87     $  45.44     $  51.09     $  45.25     $  40.25
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment (loss)--net           (0.07)        0.09        (0.21)       (0.14)       (0.14)       (0.08)
                        Net realized and unrealized
                          gain (loss) on
                          investments                    (8.92)        5.86        10.64        (5.51)        5.98         5.08
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                     (8.99)        5.95        10.43        (5.65)        5.84         5.00
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  52.83     $  61.82     $  55.87     $  45.44     $  51.09     $  45.25
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                   (14.54)%      10.65 %      22.95 %     (11.06)%      12.91 %      12.42 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.61)%      (1.64)%      (1.97)%      (1.94)%      (1.96)%      (1.93)%
                          Investment Income
                            (Loss)--net                  (0.24)%       0.14 %      (0.39)%      (0.27)%      (0.29)%      (0.20)%
                        Portfolio Turnover Rate+         10.10 %      30.82 %     120.42 %      92.82 %      61.87 %      51.29 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 52,526     $ 56,991     $ 49,288     $ 34,083     $ 35,276     $ 39,602

                     * Using average units basis.
                     + Not annualized for periods of less than a year.
                    ++ Annualized for periods of less than a year.

                                                                                  ACTIVELY MANAGED
                                                                                     BOND FUND
                                                    ----------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                      3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                    (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                    -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                  $  39.31     $  37.21     $  37.73     $  33.89     $  30.79     $  29.58
                                                     --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net           1.39         2.67         2.32         2.19         2.04         1.80
                        Net realized and
                          unrealized gain (loss)
                          on investments                 2.39        (0.57)       (2.84)        1.65         1.06        (0.59)
                                                     --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                     3.78         2.10        (0.52)        3.84         3.10         1.21
                                                     --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of
                          the Period                 $  43.09     $  39.31     $  37.21     $  37.73     $  33.89     $  30.79
                                                     ========     ========     ========     ========     ========     ========
                        TOTAL RETURN                     9.62 %       5.64 %      (1.38)%      11.33 %      10.07 %       4.09 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                      (0.84)%      (0.82)%      (0.78)%      (0.81)%      (0.81)%      (0.80)%
                          Investment Income--net         6.73 %       7.09 %       6.17 %       6.16 %       6.32 %       5.94 %
                        Portfolio Turnover Rate+         7.78 %      16.81 %      42.18 %      71.12 %      69.29 %      17.14 %
                        Net Assets at End of the
                          Period ($1,000's)          $150,986     $153,930     $184,197     $162,355     $147,139     $150,304

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                                  INTERMEDIATE-TERM
                                                                                      BOND FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  36.53     $  34.54     $  34.10     $  31.55     $  29.30     $  28.01
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            1.07         2.07         1.85         1.93         1.78         1.74
                        Net realized and unrealized
                          gain (loss) on
                          investments                     1.32        (0.08)       (1.41)        0.62         0.47        (0.45)
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      2.39         1.99         0.44         2.55         2.25         1.29
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  38.92     $  36.53     $  34.54     $  34.10     $  31.55     $  29.30
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                     6.54 %       5.76 %       1.29 %       8.08 %       7.68 %       4.61 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (1.22)%      (1.20)%      (1.12)%      (1.10)%      (1.04)%      (0.98)%
                          Investment Income--net          5.68 %       5.90 %       5.40 %       5.92 %       5.86 %       6.06 %
                        Portfolio Turnover Rate+         10.19 %      14.39 %      50.51 %     107.30 %      67.95 %      13.20 %
                        Net Assets at End of the
                          Period ($1,000's)           $ 50,399     $ 51,805     $ 62,524     $ 59,718     $ 68,389     $ 74,754

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                                                                                      SHORT-TERM
                                                                                   INVESTMENT FUND
                                                     ----------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED        YEAR         YEAR         YEAR         YEAR         YEAR
                                                       3/31/01       ENDED        ENDED        ENDED        ENDED        ENDED
                                                     (UNAUDITED)    9/30/00      9/30/99      9/30/98      9/30/97      9/30/96
                                                     -----------    -------      -------      -------      -------      -------
                        PER UNIT OPERATING
                          PERFORMANCE:*
                          (for a unit outstanding
                          throughout the period)
                        Net Asset Value, Beginning
                          of Period                   $  24.56     $  23.28     $  22.31     $  21.23     $  20.24     $  19.31
                                                      --------     --------     --------     --------     --------     --------
                        Income from Investment
                          Operations:

                        Investment income--net            0.70         1.26         1.05         1.06         0.97         0.94
                        Net realized and unrealized
                          gain (loss) on
                          investments                     0.11         0.02        (0.08)        0.02         0.02        (0.01)
                                                      --------     --------     --------     --------     --------     --------
                        Total from Investment
                          Operations                      0.81         1.28         0.97         1.08         0.99         0.93
                                                      --------     --------     --------     --------     --------     --------
                        Net Asset Value, End of the
                          Period                      $  25.37     $  24.56     $  23.28     $  22.31     $  21.23     $  20.24
                                                      ========     ========     ========     ========     ========     ========
                        TOTAL RETURN+                     3.30 %       5.50 %       4.35 %       5.09 %       4.89 %       4.82 %

                        RATIOS/SUPPLEMENTAL DATA:

                        Ratios to Average Net
                          Assets++
                          Expenses                       (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%      (0.80)%
                          Investment Income--net          5.56 %       5.28 %       4.63 %       4.89 %       4.67 %       4.76 %
                        Decrease in above expense
                          ratio due to fee waiver         0.72 %       0.64 %       0.46 %       0.50 %       0.45 %       0.39 %
                        Portfolio Turnover Rate             --        30.81 %        N/A           --           --           --
                        Net Assets at End of the
                          Period ($1,000's)           $ 19,969     $ 19,170     $ 27,286     $ 32,385     $ 27,021     $ 25,668

                    * Using average units basis.
                    + Not annualized for periods of less than a year.
                   ++ Annualized for periods of less than a year.

                 OFFICERS
                 ---------------------------------------------------------------
                 William Dannecker, President
                 James P. Coughlin, C.F.A., Executive Vice President and Chief Investment Officer
                 Stephen P. Pollak, Esq., Executive Vice President, Counsel and Secretary
                 Heidi Viceconte, Vice President and Treasurer
                 Durando J. Saccente, Senior Vice President
                 Veronica A. Fisher, Vice President and Assistant Treasurer Stephen A. Hughes, First Vice President
                 Deborah A. DaGiau, Vice President
                 Kenneth Berkson, First Vice President
                 G. Michael Morgenroth, First Vice President
                 Barbara L. Schenk, First Vice President
                 Judith Neibloom, Second Vice President

                 CONSULTANTS
                 ---------------------------------------------------------------
                 Actuarial--Retirement System Consultants Inc.
                 Administrative and Recordkeeping--Retirement System Consultants Inc.
                 Investments--Hewitt Investment Group (a Division of Hewitt Associates, LLC)

                 INVESTMENT MANAGERS
                 ---------------------------------------------------------------
                 Bank of Ireland Asset Management (U.S.) Limited
                 HLM Management Company, Inc.
                 Retirement System Investors Inc.

                 CUSTODIAN
                 ---------------------------------------------------------------
                 Custodial Trust Company

                 DISTRIBUTOR
                 ---------------------------------------------------------------
                 Retirement System Distributors Inc.

                 TRANSFER AGENT
                 ---------------------------------------------------------------
                 Retirement System Consultants Inc.

                 INDEPENDENT AUDITORS
                 ---------------------------------------------------------------
                 PricewaterhouseCoopers LLP

                 COUNSEL
                 ---------------------------------------------------------------
                 Swidler Berlin Shereff Friedman, LLP

                 BOARD OF TRUSTEES
                 ---------------------------------------------------------------
                 Herbert G. Chorbajian
                   Vice Chairman
                   Charter One Financial, Inc.
                   Cleveland, OH

                 Candace Cox
                   Managing Director
                   Emerald Capital Advisors, LLC, New York, NY

                 James P. Cronin
                   President, Treasurer and Chief Executive Officer The Dime Savings Bank of Norwich, Norwich, CT

                 William Dannecker
                   President and Chief Executive Officer
                   Retirement System Group Inc., New York, NY

                 Ralph L. Hodgkins, Jr.
                   Retired Chief Executive Officer
                   Mid Maine Savings Bank, FSB, Auburn, ME

                 Maurice E. Kinkade
                   Director of Development
                   Maplebrook School, Amenia, NY

                 Willliam G. Lillis
                   Real Estate Consultant

                 Joseph L. Mancino
                   President and Chief Executive Officer
                   The Roslyn Savings Bank, Jericho, NY

                 William A. McKenna, Jr.
                   Chairman, President and Chief Executive Officer Ridgewood Savings Bank, Ridgewood, NY

                 William L. Schrauth
                   Retired Chief Executive Officer
                   The Savings Bank of Utica, Utica, NY

                 William E. Swan
                   Chairman, President and Chief Executive Officer First Niagara Bank, Lockport, NY

                 Raymond L. Willis
                   Private Investments

                 NOTES
                 ---------------------------------------------------------------

                 NOTES
                 ---------------------------------------------------------------

                                    [LOGO]


                                BROKER/DEALER:
                              RETIREMENT SYSTEM
                              DISTRIBUTORS INC.

                              317 MADISON AVENUE
                           NEW YORK, NY 10017-5201
                                 800-772-3615

                               www.rsgroup.com